UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2021

Date of reporting period: November 30, 2020

ITEM 1.    REPORTS TO STOCKHOLDERS.

NOV    11.30.20

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND

+	AB CALIFORNIA PORTFOLIO
+	AB HIGH INCOME MUNICIPAL PORTFOLIO
+	AB NATIONAL PORTFOLIO
+	AB NEW YORK PORTFOLIO

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, each Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Municipal Income Fund: AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

January 12, 2021

This report provides management’s discussion of fund performance for AB Municipal Income Fund: AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio for the semi-annual reporting period ended November 30, 2020.

The investment objective of the California, National and New York Portfolios is to earn the highest level of current income, exempt from federal income tax, and in the case of the California and New York Portfolios, state taxation of the respective state, that is available without assuming what the Adviser considers to be undue risk to principal or income. The investment objective of the High Income Municipal Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available consistent with what the Adviser considers to be an appropriate level of risk.

NAV RETURNS AS OF NOVEMBER 30, 2020 (unaudited)

	6 Months	12 Months

AB CALIFORNIA PORTFOLIO

Class A Shares	5.67%	4.24%

Class C Shares	5.18%	3.37%

Advisor Class Shares[1]	5.80%	4.50%

Bloomberg Barclays Municipal Bond Index	3.29%	4.89%

	6 Months	12 Months

AB HIGH INCOME MUNICIPAL PORTFOLIO

Class A Shares	10.12%	3.35%

Class C Shares	9.61%	2.58%

Advisor Class Shares[1]	10.17%	3.61%

Class Z Shares[1]	10.16%	3.64%

Bloomberg Barclays Municipal Bond Index	3.29%	4.89%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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NAV RETURNS AS OF NOVEMBER 30, 2020 (unaudited)

	6 Months	12 Months

AB NATIONAL PORTFOLIO

Class A Shares	5.31%	4.00%

Class C Shares	4.91%	3.23%

Advisor Class Shares[1]	5.44%	4.26%

Bloomberg Barclays Municipal Bond Index	3.29%	4.89%

	6 Months	12 Months

AB NEW YORK PORTFOLIO

Class A Shares	5.45%	2.51%

Class C Shares	5.06%	1.64%

Advisor Class Shares[1]	5.58%	2.66%

Bloomberg Barclays Municipal Bond Index	3.29%	4.89%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared to its benchmark, the Bloomberg Barclays Municipal Bond Index, for the six- and 12-month periods ended November 30, 2020.

All share classes of the Portfolios outperformed the benchmark for the six-month period, but underperformed for the 12-month period, before sales charges. During the six-month period, an overweight to municipal credit contributed, relative to the benchmark, as credit rebounded from March lows. For the 12-month period, an overweight to municipal credit detracted, following the sell-off in March.

California: During both periods, security selection within the public-education sector contributed, relative to the benchmark, while selection in multi-family housing detracted. During the six-month period, security selection in private higher education contributed. During the 12-month period, security selection in miscellaneous revenue detracted, while selection in local general obligation (“GO”) bonds and toll roads/transit contributed.

High Income: While the benchmark is fully invested in investment-grade securities, the Portfolio invests in below-investment-grade securities, which was beneficial over the six-month period but detrimental over the 12-month period. During the six-month period, security selection within the special-tax and state-GO sectors contributed, while selection in multi-family housing detracted. For the 12-month period, security selection in

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miscellaneous revenue and private higher education detracted, while selection in tobacco securitization and public education contributed.

National: During both periods, security selection within the multi-family housing sector detracted. For the six-month period, security selection in state GO and special tax contributed. During the 12-month period, security selection in state GO detracted, while selection in toll roads/transit contributed.

New York: During the six-month period, security selection within the special-tax and industrial-development airline sectors contributed, while selection in tax-supported state lease detracted. For the 12-month period, security selection in special tax and industrial development miscellaneous revenue detracted, while selection in airports/ports contributed.

All Portfolios utilized derivatives in the form of inflation Consumer Price Index (“CPI”) swaps and interest rate swaps for hedging purposes. During both periods, inflation CPI swaps added to absolute returns for all Portfolios. During the 12-month period, interest rate swaps added for all Portfolios. During the six-month period, interest rate swaps had an immaterial impact for the National and New York Portfolios, added for the California Portfolio and detracted for the High Income Municipal Portfolio.

The High Income Municipal Portfolio also utilized credit default swaps for investment purposes, which detracted for both periods.

MARKET REVIEW AND INVESTMENT STRATEGY

Municipal performance over the six-month period ended November 30, 2020, was positive. According to the Federal Reserve Bank of New York, the US economy stopped contracting in early May, and began a steady recovery through the rest of the summer. With respect to monetary policy, the US Federal Reserve (“the Fed”) Board of Governors stated that short-term interest rates were likely to be held at current low levels for the next few years. Consistent with the improving economy and steady monetary policy, municipals regained their footing and have performed exceptionally well following the sharp sell-off in March.

While outflows and a lack of liquidity sparked the sell-off in March, these themes have since largely abated, as investors took comfort in the significant federal support provided to state and local governments. On the monetary side, the Fed established the Municipal Liquidity Facility, which can purchase as much as $500 billion in short-term notes directly from municipalities, helping alleviate near-term liquidity concerns for eligible municipalities. The fiscal side brought issuers additional support in the form of the CARES Act, which included $150 billion to state and local governments, $120 billion to hospitals, $31 billion for education, $25 billion for transportation and $10 billion to airports.

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The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. In the past, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security, with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]

California	4.06%	0.59%

High Income Municipal	2.28%	0.00%

National	3.31%	0.04%

New York	1.21%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

INVESTMENT POLICIES

Each of the California, National and New York Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. The High Income Municipal Portfolio pursues its objective by investing principally in high-yielding municipal securities that may be non-investment grade or investment grade.

Each Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios that invests in a named state pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax. The National Portfolio may invest 25% or more of its net assets in a single state.

The California, National and New York Portfolios may also invest in forward commitments; tender option bonds (“TOBs”); zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

(continued on next page)

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The High Income Municipal Portfolio may invest without limit in lower-rated securities (“junk bonds”), which may include securities having the lowest rating, and in unrated securities that, in the Adviser’s judgment, would be lower-rated securities if rated. The Portfolio may invest in fixed-income securities with any maturity or duration. The Portfolio will seek to increase income for shareholders by investing in longer-maturity bonds. Consistent with its objective of seeking a higher level of income, the Portfolio may experience greater volatility and a higher risk of loss of principal than other municipal funds. The Portfolio may also invest in forward commitments; zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and certain types of mortgage-related securities. The Portfolio may invest in derivatives, such as options, futures contracts, forwards and swaps. The Portfolio may make short sales of securities or maintain a short position and may use other investment techniques. The Portfolio may use leverage for investment purposes to increase income through the use of TOBs and derivative instruments, such as interest rate swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment-Grade Securities Risk (High Income Municipal Portfolio): Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions,

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DISCLOSURES AND RISKS (continued)

terrorism public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may continue or worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the US federal income tax treatment of certain types of municipal securities.

The Portfolios invest from time to time in municipal securities of issuers in Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Like many US states and municipalities, Puerto Rico experienced a significant downturn during the 2007-2009 recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment, including as a result of the COVID-19 pandemic. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or antici-

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DISCLOSURES AND RISKS (continued)

pated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. Very low or negative interest rates would likely magnify the risks associated with changes in interest rates. During periods of very low or negative rates, the Portfolios’ returns would likely be adversely affected.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk (High Income Municipal Portfolio): To the extent the Portfolio uses leveraging techniques, such as TOBs, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio’s investments.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

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DISCLOSURES AND RISKS (continued)

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. Class B shares are no longer being offered. Effective November 7, 2019, all outstanding Class B shares were converted to Class A shares. Please see Note A for more information.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns and the Portfolios’ returns shown in the line graphs reflect the applicable sales charges for each share class: a 3% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Prior to October 1, 2009, the maximum front-end sales charge for Class A shares of the Portfolios was 4.25%. If the Class A annualized returns for the Portfolios and the National, California and New York Portfolio returns shown in the line graphs reflected the deduction of the former maximum front-end sales charge, their returns would be lower. Returns for the different share classes will vary due to their different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB CALIFORNIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.10%	1.95%

1 Year	4.24%	1.10%

5 Years	3.34%	2.72%

10 Years	4.20%	3.88%

CLASS C SHARES			0.40%	0.71%

1 Year	3.37%	2.37%

5 Years	2.55%	2.55%

10 Years	3.44%	3.44%

ADVISOR CLASS SHARES[3]			1.38%	2.45%

1 Year	4.50%	4.50%

5 Years	3.60%	3.60%

10 Years	4.48%	4.48%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.78%, 1.53% and 0.53% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses, exclusive of any interest expense, to 0.75%, 1.50% and 0.50% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE (continued)

AB CALIFORNIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	1.70%

5 Years	2.74%

10 Years	4.19%

CLASS C SHARES

1 Year	3.07%

5 Years	2.59%

10 Years	3.76%

ADVISOR CLASS SHARES[1]

1 Year	5.12%

5 Years	3.62%

10 Years	4.78%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE

AB HIGH INCOME MUNICIPAL PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.55%	3.92%

1 Year	3.35%	0.21%

5 Years	4.91%	4.28%

10 Years	6.22%	5.90%

CLASS C SHARES			1.89%	2.91%

1 Year	2.58%	1.59%

5 Years	4.13%	4.13%

10 Years	5.44%	5.44%

ADVISOR CLASS SHARES[3]			2.88%	4.43%

1 Year	3.61%	3.61%

5 Years	5.18%	5.18%

10 Years	6.51%	6.51%

CLASS Z SHARES[3]			2.89%	4.45%

1 Year	3.64%	3.64%

Since Inception[4]	6.38%	6.38%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.85%, 1.60%, 0.60% and 0.59% for Class A, Class C, Advisor Class and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses, exclusive of any interest expense, to 0.80%, 1.55%, 0.55% and 0.54% for Class A, Class C, Advisor Class and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

4	Inception date: 9/28/2018.

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HISTORICAL PERFORMANCE (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	1.74%

5 Years	4.48%

10 Years	6.42%

CLASS C SHARES

1 Year	3.05%

5 Years	4.34%

10 Years	5.97%

ADVISOR CLASS SHARES[1]

1 Year	5.10%

5 Years	5.39%

10 Years	7.03%

CLASS Z SHARES[1]

1 Year	5.12%

Since Inception[2]	7.11%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

2	Inception date: 9/28/2018.

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HISTORICAL PERFORMANCE

AB NATIONAL PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.14%	1.75%

1 Year	4.00%	0.92%

5 Years	3.54%	2.91%

10 Years	4.17%	3.85%

CLASS C SHARES			0.44%	0.68%

1 Year	3.23%	2.23%

5 Years	2.77%	2.77%

10 Years	3.42%	3.42%

ADVISOR CLASS SHARES[3]			1.43%	2.20%

1 Year	4.26%	4.26%

5 Years	3.80%	3.80%

10 Years	4.45%	4.45%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.78%, 1.54% and 0.53% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses to 0.75%, 1.50%, and 0.50% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND | 15

HISTORICAL PERFORMANCE (continued)

AB NATIONAL PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	1.65%

5 Years	2.95%

10 Years	4.16%

CLASS C SHARES

1 Year	2.89%

5 Years	2.79%

10 Years	3.72%

ADVISOR CLASS SHARES[1]

1 Year	5.02%

5 Years	3.83%

10 Years	4.76%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE

AB NEW YORK PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.39%	2.35%

1 Year	2.51%	-0.54%

5 Years	3.11%	2.48%

10 Years	3.51%	3.19%

CLASS C SHARES			0.70%	1.18%

1 Year	1.64%	0.65%

5 Years	2.32%	2.32%

10 Years	2.75%	2.75%

ADVISOR CLASS SHARES[3]			1.68%	2.83%

1 Year	2.66%	2.66%

5 Years	3.36%	3.36%

10 Years	3.79%	3.79%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.80%, 1.55% and 0.55% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses, inclusive of interest expense, to 0.75%, 1.50% and 0.50% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND | 17

HISTORICAL PERFORMANCE (continued)

AB NEW YORK PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	0.24%

5 Years	2.55%

10 Years	3.48%

CLASS C SHARES

1 Year	1.63%

5 Years	2.40%

10 Years	3.05%

ADVISOR CLASS SHARES[1]

1 Year	3.66%

5 Years	3.43%

10 Years	4.08%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB MUNICIPAL INCOME FUND | 19

EXPENSE EXAMPLE (continued)

(unaudited)

AB California Portfolio

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,056.70	$3.87	0.75%
Hypothetical**	$1,000	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000	$1,051.80	$7.72	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Advisor Class
Actual	$1,000	$1,058.00	$2.58	0.50%
Hypothetical**	$1,000	$1,022.56	$2.54	0.50%

AB High Income Municipal Portfolio

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,101.20	$4.42	0.84%
Hypothetical**	$1,000	$1,020.86	$4.26	0.84%
Class C
Actual	$1,000	$1,096.10	$8.35	1.59%
Hypothetical**	$1,000	$1,017.10	$8.04	1.59%
Advisor Class
Actual	$1,000	$1,101.70	$3.11	0.59%
Hypothetical**	$1,000	$1,022.11	$2.99	0.59%
Class Z
Actual	$1,000	$1,101.60	$3.06	0.58%
Hypothetical**	$1,000	$1,022.16	$2.94	0.58%

AB National Portfolio

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,053.10	$3.86	0.75%
Hypothetical**	$1,000	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000	$1,049.10	$7.71	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Advisor Class
Actual	$1,000	$1,054.40	$2.58	0.50%
Hypothetical**	$1,000	$1,022.56	$2.54	0.50%

20 | AB MUNICIPAL INCOME FUND	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB New York Portfolio

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,054.50	$3.86	0.75%
Hypothetical**	$1,000	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000	$1,050.60	$7.71	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Advisor Class
Actual	$1,000	$1,055.80	$2.58	0.50%
Hypothetical**	$1,000	$1,022.56	$2.54	0.50%

*

Expenses are equal to the classes’ annualized expense ratios(interest expense incurred), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB MUNICIPAL INCOME FUND | 21

BOND RATING SUMMARY1

November 30, 2020 (unaudited)

1

All data are as of November 30, 2020. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

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BOND RATING SUMMARY1 (continued)

November 30, 2020 (unaudited)

1

All data are as of November 30, 2020. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND | 23

PORTFOLIO OF INVESTMENTS

AB CALIFORNIA PORTFOLIO

November 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.3%
Long-Term Municipal Bonds – 94.8%
California – 90.0%
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/2035-10/01/2037	$18,255	$21,319,190
Anaheim Housing & Public Improvements Authority Series 2016 5.00%, 10/01/2034 (Pre-refunded/ETM)	2,600	2,702,388
5.00%, 10/01/2035 (Pre-refunded/ETM)	2,300	2,390,574
5.00%, 10/01/2036 (Pre-refunded/ETM)	1,380	1,434,344
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) 2.792%, 10/01/2032	5,000	5,218,050
Series 2020A 5.00%, 10/01/2045	1,500	1,761,600
Series 2020C 5.00%, 10/01/2045	1,000	1,174,400
Bay Area Toll Authority Series 2013S 5.00%, 04/01/2031 (Pre-refunded/ETM)	8,500	9,450,300
5.00%, 04/01/2033 (Pre-refunded/ETM)	4,200	4,669,560
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043-05/01/2048	5,350	5,413,380
California County Tobacco Securitization Agency Series 2020A 4.00%, 06/01/2040-06/01/2049	13,520	15,437,576
Series 2020B 1.75%, 06/01/2030	750	774,593
5.00%, 06/01/2049	1,000	1,182,350
California Educational Facilities Authority (Art Center College of Design) Series 2018A 5.00%, 12/01/2037-12/01/2044	8,150	9,576,240

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2035	$4,415	$5,114,292
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2007T 5.00%, 03/15/2039	11,035	16,939,939
California Educational Facilities Authority (Loma Linda University) Series 2017A 5.00%, 04/01/2047	4,000	4,541,520
California Educational Facilities Authority (University of the Pacific) Series 2012A 5.00%, 11/01/2030	1,250	1,304,638
Series 2015 5.00%, 11/01/2031	2,000	2,377,540
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017A 5.00%, 08/15/2035-08/15/2047	7,365	8,676,496
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020A 4.00%, 04/01/2036-04/01/2040	15,165	17,865,316
California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) Series 2013A 5.00%, 07/01/2033	5,000	5,538,950
California Housing Finance Series 20192 4.00%, 03/20/2033	8,126	9,057,857
California Infrastructure & Economic Development Bank 0.45%, 01/01/2050 (Pre-refunded/ETM)(a)	5,000	5,000,850
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) 5.00%, 01/01/2036(a)	1,500	1,442,535

abfunds.com	AB MUNICIPAL INCOME FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (American Heritage Education Foundation/CA) Series 2016A 5.00%, 06/01/2036-06/01/2046	$3,400	$3,817,277
California Municipal Finance Authority (Azusa Pacific University) Series 2015B 5.00%, 04/01/2035-04/01/2041	5,960	6,580,509
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032-10/01/2039	7,510	8,659,660
California Municipal Finance Authority (CHF-Riverside II LLC) 5.00%, 05/15/2041-05/15/2052	14,250	16,657,301
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group) Series 2015A 5.00%, 02/01/2046	1,380	1,529,109
Series 2017A 5.00%, 02/01/2047	7,425	8,557,535
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 01/01/2045	1,295	1,211,744
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	5,000	5,945,750
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018A 5.00%, 12/31/2036-12/31/2037	9,685	11,536,478
California Municipal Finance Authority (United Airlines, Inc.) 4.00%, 07/15/2029	8,950	9,352,571
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/2032(b)(c)(d)	2,745	54,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) 5.00%, 07/01/2039-11/21/2045(a)	17,740	20,740,390

26 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) 7.50%, 12/01/2040(a)	$2,200	$2,175,338
California Public Finance Authority (Henry Mayo Newhall Memorial Hospital) Series 2017 5.00%, 10/15/2037-10/15/2047	3,665	4,116,667
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016A 5.00%, 06/01/2042(a)	2,750	2,920,747
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) 5.25%, 07/01/2052	2,500	2,837,875
Series 2015A 5.00%, 07/01/2045(a)	4,675	5,242,218
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037-06/01/2047(a)	2,765	3,035,585
California School Finance Authority (Classical Academy Obligated Group) Series 2020A 5.00%, 10/01/2050(a)	3,000	3,384,570
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046-06/01/2051(a)	5,235	5,563,300
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(a)	430	470,067
California School Finance Authority (Equitas Academy Obligated Group) Series 2018A 5.00%, 06/01/2035(a)	4,770	5,234,884
California School Finance Authority (Fenton Charter Public Schools) Series 2020A 5.00%, 07/01/2058(a)	625	677,750
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2015A 5.00%, 08/01/2045(a)	1,000	1,103,670

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Kipp SoCal Public Schools) Series 2014A 5.00%, 07/01/2034	$600	$668,316
Series 2017A 5.00%, 07/01/2037-07/01/2047(a)	3,420	4,003,864
California School Finance Authority (Rocketship Education Obligated Group) Series 2016A 5.00%, 06/01/2036-06/01/2046(a)	3,500	3,752,040
Series 2017A 5.125%, 06/01/2047(a)	700	761,180
Series 2017G 5.00%, 06/01/2037-06/01/2053(a)	1,910	2,091,306
California School Finance Authority (Summit Public Schools Obligated Group) 5.00%, 06/01/2047(a)	1,500	1,699,170
Series 2017 5.00%, 06/01/2053(a)	3,450	3,891,703
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014A 5.625%, 10/01/2034	575	622,921
5.875%, 10/01/2044	1,000	1,085,520
6.00%, 10/01/2049	715	779,321
California State Public Works Board (California State Public Works Board Lease) Series 2012A 5.00%, 04/01/2037	5,000	5,287,400
California State University Series 2020D 1.49%, 11/01/2028	1,500	1,493,055
Series 2020E 2.897%, 11/01/2051	2,000	2,012,160
California Statewide Communities Development Authority AGM Series 2014 5.00%, 11/15/2034 (Pre-refunded/ETM)	2,500	2,951,625
5.00%, 11/15/2044 (Pre-refunded/ETM)	2,000	2,361,300
California Statewide Communities Development Authority (American Baptist Homes of the West Obligated Group) Series 2015 5.00%, 10/01/2026-10/01/2045	5,645	6,334,826

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (California Baptist University) Series 2017A 5.00%, 11/01/2032-11/01/2041(a)	$3,010	$3,265,774
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017A 5.00%, 05/15/2034-05/15/2036	3,910	4,421,068
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020A 5.00%, 04/01/2035	1,000	1,289,330
California Statewide Communities Development Authority (Lancer Educational Housing LLC) 5.00%, 06/01/2051(a)	2,150	2,300,392
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016A 5.00%, 12/01/2036(a)	5,000	5,583,800
Series 2018A 5.50%, 12/01/2058(a)	1,700	1,957,108
California Statewide Communities Development Authority (Moldaw Residences) Series 2014A 5.25%, 11/01/2044(a)	1,800	1,862,244
5.375%, 11/01/2049(a)	2,500	2,593,025
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) 5.25%, 07/01/2039-07/01/2052(a)	6,135	6,049,822
Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001B Zero Coupon, 08/01/2025	8,000	7,047,920
City of Atwater CA Wastewater Revenue AGM Series 2017A 5.00%, 05/01/2040-05/01/2043	2,000	2,407,510
City of Encinitas CA (City of Encinitas CA CFD No. 1) Series 2012 5.00%, 09/01/2026-09/01/2029	2,795	2,995,688

abfunds.com	AB MUNICIPAL INCOME FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Fairfield CA (City of Fairfield CA COP) XLCA Zero Coupon, 04/01/2035	$3,700	$2,820,732
City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1) Series 2013 5.00%, 09/02/2027-09/02/2029	1,760	1,957,353
City of Irvine CA (Irvine Community Facilities District No. 2013-3) Series 2018 5.00%, 09/01/2043-09/01/2048	6,650	7,634,781
City of Long Beach CA Marina System Revenue Series 2015 5.00%, 05/15/2032-05/15/2045	5,600	6,230,402
City of Los Angeles CA Wastewater System Revenue Series 2013B 5.00%, 06/01/2031	5,000	5,545,500
City of Los Angeles Department of Airports 4.00%, 05/15/2044	4,045	4,623,839
City of Palm Springs CA Series 1991B Zero Coupon, 04/15/2021 (Pre-refunded/ETM)	37,500	37,462,500
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 09/02/2025-09/02/2030	3,290	3,543,785
City of Redding CA Electric System Revenue NATL Series 1992 12.066%, 07/01/2022 (Pre-refunded/ETM)(e)	250	278,840
City of Riverside CA Sewer Revenue Series 2015A 5.00%, 08/01/2033	10,090	12,101,441
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017A 5.00%, 09/01/2033-09/01/2034	2,320	2,742,887

30 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	$755	$860,270
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020E 2.825%, 11/01/2041	5,000	5,116,850
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017A 5.00%, 03/01/2033-03/01/2037	8,400	10,040,016
City of San Jose CA Hotel Tax Revenue Series 2011 6.125%, 05/01/2031	5,000	5,062,400
City of Santa Clara CA Electric Revenue Series 2011A 5.00%, 07/01/2030 (Pre-refunded/ETM)	1,810	1,860,173
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032-01/01/2047	3,750	4,308,327
Coast Community College District Series 2019F 3.00%, 08/01/2036-08/01/2038	3,965	4,376,750
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040-09/01/2045	2,240	2,550,724
County of Sacramento CA Airport System Revenue Series 2016B 5.00%, 07/01/2036	1,755	2,057,931
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2040	4,000	4,478,240
Garden Grove Unified School District Series 2013C 5.00%, 08/01/2032 (Pre-refunded/ETM)	2,535	2,858,111
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	12,940	13,353,562

abfunds.com	AB MUNICIPAL INCOME FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Hastings Campus Housing Finance Authority (University of California Hastings College of the Law) Series 2020A 5.00%, 07/01/2045	$5,000	$5,306,600
Irvine Unified School District Series 2017B 5.00%, 09/01/2047	1,000	1,173,400
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2031-09/01/2035	4,525	5,168,014
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/2028-11/01/2029	6,580	6,849,200
Los Angeles Community College District/CA Series 2019K 4.00%, 08/01/2038	2,500	2,907,350
Los Angeles Unified School District/CA Series 2020R 4.00%, 07/01/2036-07/01/2044	20,500	24,946,530
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA COP) Series 2012B 5.00%, 10/01/2028-10/01/2029	9,220	9,937,282
M-S-R Energy Authority (Citigroup, Inc.) Series 2009A 6.50%, 11/01/2039	830	1,373,401
Series 2009B 6.50%, 11/01/2039	10,000	16,547,000
Menifee Union School District Series 2018 5.00%, 09/01/2043-09/01/2048	2,215	2,502,049
Oakland Unified School District/Alameda County Series 2015A 5.00%, 08/01/2031-08/01/2033	5,340	6,272,438
Orange County Transportation Authority (91 Express Lanes Toll Road) Series 2013 5.00%, 08/15/2029	2,360	2,591,728
Orange County Water District Series 2019C 4.00%, 08/15/2034	1,250	1,552,312

32 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Oxnard Financing Authority AGM Series 2014 5.00%, 06/01/2031	$5,250	$5,971,875
Palomar Health Series 2016A 5.00%, 08/01/2031	1,285	1,530,499
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2036	5,000	5,764,400
Series 2017 5.00%, 11/01/2042	1,000	1,141,930
Poway Unified School District Series 2012 5.00%, 09/01/2026 (Pre-refunded/ETM)	970	1,050,093
Poway Unified School District Public Financing Authority Series 2015A 5.00%, 09/01/2033-09/01/2034	2,495	2,838,892
Redding Joint Powers Financing Authority Series 2015A 5.00%, 06/01/2030	1,350	1,644,246
Rialto Redevelopment Agency Series 2018 5.00%, 09/01/2032-09/01/2037	3,235	4,001,584
Riverside County Transportation Commission Series 2013A 5.25%, 06/01/2032 (Pre-refunded/ETM)	9,165	10,319,790
Sacramento Regional Transit District Series 2012 5.00%, 03/01/2036-03/01/2042	2,445	2,446,647
San Diego County Regional Airport Authority 5.00%, 07/01/2035-07/01/2040	2,155	2,743,323
Series 2019A 4.00%, 07/01/2037-07/01/2038	4,500	5,308,270
San Diego County Water Authority Series 2011B 5.00%, 05/01/2029-05/01/2030	16,115	16,442,296
San Diego Unified School District/CA Series 2013C 5.00%, 07/01/2032	3,180	3,546,940
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013A 5.00%, 08/01/2029	1,310	1,391,587

abfunds.com	AB MUNICIPAL INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco – Mission Bay South) Series 2016B 5.00%, 08/01/2033-08/01/2035	$2,000	$2,400,060
Series 2016C 5.00%, 08/01/2032-08/01/2035	2,000	2,407,080
San Francisco Intl Airport Series 2020E 5.00%, 05/01/2037	14,475	18,490,365
San Francisco Intl Airport (San Francisco Intl Airport) Series 2012A 5.00%, 05/01/2027-05/01/2028	7,000	7,441,350
Series 2017A 5.00%, 05/01/2042	2,000	2,382,740
Series 2019A 5.00%, 05/01/2044	17,435	21,543,209
San Joaquin Hills Transportation Corridor Agency Series 1993 Zero Coupon, 01/01/2021 (Pre-refunded/ETM)	20,000	19,997,200
Zero Coupon, 01/01/2023 (Pre-refunded/ETM)	25,000	24,808,500
Sierra Joint Community College District School Facilities District No. 2 NATL Series 2007B Zero Coupon, 06/01/2032	5,485	4,567,853
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014A 5.00%, 07/01/2033-07/01/2034	8,200	9,438,456
State of California 5.00%, 04/01/2029	10,000	13,482,000
Series 2004 5.30%, 04/01/2029	5	5,020
Series 2013 5.00%, 02/01/2031	5,000	5,487,750
Series 2014 5.00%, 12/01/2030	2,000	2,269,680
Stockton Redevelopment Agency Successor Agency AGM Series 2016A 5.00%, 09/01/2033-09/01/2034	3,800	4,499,842

34 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Successor Agency to Richmond Community Redevelopment Agency Series 2010A 5.75%, 09/01/2025	$1,030	$1,034,233
6.00%, 09/01/2030	1,395	1,399,994
Successor Agency to the Redev of San Francisco – Mission Bay North Series 2016A 5.00%, 08/01/2032-08/01/2036	3,500	4,201,198
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No. 1) Series 2012 5.25%, 09/01/2026-09/01/2028	2,375	2,537,844
5.50%, 09/01/2030-09/01/2033	2,135	2,276,440
Tobacco Securitization Authority of Southern California 2.25%, 06/01/2029	435	478,878
5.00%, 06/01/2037-06/01/2048	15,500	18,985,265
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) 2.40%, 10/01/2049	1,820	1,846,954
5.00%, 10/01/2040-10/01/2049	5,200	6,496,284
Turlock Irrigation District 5.00%, 01/01/2038-01/01/2041	9,500	12,508,310
Upland Unified School District Series 2011C Zero Coupon, 08/01/2035	1,020	773,231
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2031-01/01/2032	7,700	8,882,931
Washington Township Health Care District Series 2017B 5.00%, 07/01/2032-07/01/2033	3,500	4,136,635
West Contra Costa Healthcare District Series 2011 6.00%, 07/01/2032 (Pre-refunded/ETM)	1,050	1,085,438

		874,339,591

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	1,710	1,921,117

abfunds.com	AB MUNICIPAL INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	$1,385	$1,753,812
Series 2015A 6.625%, 09/01/2035	430	499,819

		2,253,631

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2037-01/01/2059	1,390	1,669,131

Guam – 1.4%
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,335	1,517,174
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	5,240	6,137,508
Territory of Guam 5.00%, 11/15/2031	220	238,225
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	4,675	5,442,408

		13,335,315

Illinois – 0.6%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	2,000	2,189,480
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	3,445	3,848,857

		6,038,337

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040-10/01/2040(a)	335	403,166

Michigan – 0.0%
City of Detroit MI 5.00%, 04/01/2036	305	334,777

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York – 0.1%
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 01/01/2036	$535	$574,890

Ohio – 0.4%
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	1,890	2,123,887
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	1,700	1,712,750

		3,836,637

Puerto Rico – 1.3%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	1,000	1,169,110
NATL Series 2007V 5.25%, 07/01/2035	100	106,070
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	775	921,274
AGC Series 2007C 5.50%, 07/01/2031	140	166,778
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	2,090	2,470,957
NATL Series 2005L 5.25%, 07/01/2035	130	137,380
NATL Series 2007N 5.25%, 07/01/2032	165	174,818
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	2,110	2,178,575
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	335	354,879

abfunds.com	AB MUNICIPAL INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	$847	$704,746
Series 2019A 4.329%, 07/01/2040	1,065	1,135,780
4.55%, 07/01/2040	90	97,302
5.00%, 07/01/2058	2,650	2,916,245

		12,533,914

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	1,010	1,005,849

Texas – 0.2%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,805	1,916,549

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 01/01/2044-01/01/2055(a)	640	664,760

Wisconsin – 0.0%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/2054	115	116,481

Total Long-Term Municipal Bonds (cost $871,218,256)		920,944,145

Short-Term Municipal Notes – 2.5%
California – 1.6%
City of Los Angeles CA 4.00%, 06/24/2021	11,000	11,236,060
County of Los Angeles CA Series 2020A 4.00%, 06/30/2021 4,300		4,394,342

		15,630,402

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas – 0.9%
State of Texas 4.00%, 08/26/2021	$8,250	$8,481,083

Total Short-Term Municipal Notes (cost $24,099,391)		24,111,485

Total Municipal Obligations (cost $895,317,647)		945,055,630

	Shares
SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.04%(f)(g)(h) (cost $14,191,798)	14,191,798	14,191,798

Total Investments – 98.7% (cost $909,509,445)		959,247,428
Other assets less liabilities – 1.3%		12,528,646

Net Assets – 100.0%		$971,776,074

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	20,520	01/15/2028	1.230%	CPI#	Maturity	$1,110,353	$—	$1,110,353
USD	16,260	01/15/2028	0.735%	CPI#	Maturity	1,548,315	—	1,548,315
USD	6,300	01/15/2030	1.572%	CPI#	Maturity	245,841	—	245,841
USD	6,300	01/15/2030	1.587%	CPI#	Maturity	235,540	—	235,540
USD	4,755	01/15/2030	1.714%	CPI#	Maturity	111,536	—	111,536
USD	4,755	01/15/2030	1.731%	CPI#	Maturity	102,613	—	102,613

						$3,354,198	$—	$3,354,198

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

abfunds.com	AB MUNICIPAL INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	31,820	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	$818,822	$—	$818,822
USD	3,508	02/05/2025	3 Month LIBOR	1.361%	Quarterly/Semi-Annual	162,153	—	162,153
USD	7,882	02/06/2025	3 Month LIBOR	1.419%	Quarterly/Semi-Annual	384,515	—	384,515
USD	5,370	04/15/2044	0.962%	3 Month LIBOR	Semi-Annual/Quarterly	307,684	—	307,684

						$1,673,174	$—	$1,673,174

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,620	10/09/2029	1.120%	SIFMA	*	Quarterly	$(582,368)	$—	$(582,368)
Citibank, NA	USD	12,620	10/09/2029	1.125%	SIFMA	*	Quarterly	(588,521)	—	(588,521)

								$(1,170,889)	$—	$(1,170,889)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate market value of these securities amounted to $104,468,585 or 10.8% of net assets.

(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentageof Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/2032	12/22/2011	$2,745,000	$54,900	0.01%

(c)	Defaulted.

(d)	Non-income producing security.

(e)	Inverse floater security.

(f)	Affiliated investments.

(g)	The rate shown represents the 7-day yield as of period end.

(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

40 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

As of November 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.1% and 0.6%, respectively.

Glossary:

AD – Assessment District

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CFD – Community Facilities District

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 41

PORTFOLIO OF INVESTMENTS

AB HIGH INCOME MUNICIPAL PORTFOLIO

November 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 103.5%
Long-Term Municipal Bonds – 103.5%
Alabama – 1.4%
County of Jefferson AL Sewer Revenue Series 2013D 6.00%, 10/01/2042	$18,565	$21,635,094
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	22,695	25,496,925

		47,132,019

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015A 6.625%, 09/01/2035	7,095	8,247,015

Arizona – 2.0%
Arizona Industrial Development Authority Series 20192 – Class A 3.625%, 05/20/2033	11,148	11,788,406
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	7,830	7,902,819
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020A 4.00%, 07/15/2050(a)	1,000	1,015,740
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	2,865	3,007,190
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	10,690	11,494,636
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) 5.00%, 07/01/2040-07/01/2055(a)	6,000	6,221,200

42 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) 6.00%, 07/01/2038(a)	$2,000	$2,360,960
Series 2018A 6.00%, 07/01/2052(a)	5,170	5,990,324
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2047	1,375	1,517,876
Quechan Indian Tribe of Fort Yuma Series 2012A 9.75%, 05/01/2025	1,555	1,634,072
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	5,000	7,066,550
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2012A 6.25%, 12/01/2042-12/01/2046	3,000	3,062,400
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/2047(a)	1,225	1,270,117

		64,332,290

California – 8.7%
Abag Finance Authority for Nonprofit Corps. (Covia Communities) Series 2011 6.125%, 07/01/2041	2,400	2,434,488
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/2035	5,000	5,849,850
California County Tobacco Securitization Agency Series 2020B Zero Coupon, 06/01/2055	22,000	4,046,240
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2019V 5.00%, 05/01/2049	6,985	11,602,993

abfunds.com	AB MUNICIPAL INCOME FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Housing Finance Series 20192 4.00%, 03/20/2033	$5,508	$6,139,336
California Municipal Finance Authority (Azusa Pacific University) Series 2015B 5.00%, 04/01/2035	2,000	2,219,560
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012A 6.625%, 01/01/2032(a)	1,000	1,015,610
6.875%, 01/01/2042(a)	3,500	3,544,170
Series 2014 5.00%, 01/01/2035	1,050	1,017,597
5.25%, 01/01/2045	2,025	1,894,813
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) 5.00%, 12/31/2047	3,000	3,498,210
Series 2018A 5.00%, 12/31/2043	2,000	2,345,180
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012A 5.30%, 08/01/2047	1,675	1,713,693
California Municipal Finance Authority (Rocketship Education Obligated Group) Series 2014A 7.00%, 06/01/2034	3,800	4,138,390
7.25%, 06/01/2043	6,565	7,147,972
California Municipal Finance Authority (Rocketship Seven-Alma Academy) Series 2012A 6.25%, 06/01/2043	3,120	3,252,631
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/2032(b)(c)(d)	3,795	75,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	8,595	9,011,943

44 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) 7.50%, 12/01/2040(a)	$515	$509,227
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016A 5.00%, 06/01/2052(a)	2,045	2,156,371
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016A 5.00%, 07/01/2046-07/01/2051(a)	5,250	5,875,695
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	1,165	1,265,062
California School Finance Authority (Kipp SoCal Public Schools) Series 2014A 5.125%, 07/01/2044	2,850	3,150,361
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014A 6.40%, 08/01/2034(a)	1,000	1,097,400
6.75%, 08/01/2044(a)	6,180	6,819,136
California Statewide Communities Development Authority Series 2012A 5.625%, 10/01/2032	1,000	1,098,680
6.00%, 10/01/2047	1,000	1,104,750
California Statewide Communities Development Authority (Amino Inglewood CA High School) Series 2011A 7.25%, 08/01/2041	2,000	2,063,960
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group) Series 2012 5.25%, 11/15/2034	3,470	3,601,548
California Statewide Communities Development Authority (Loma Linda University Medical Center) 5.25%, 12/01/2048(a)	6,080	6,935,942

abfunds.com	AB MUNICIPAL INCOME FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2016A 5.00%, 12/01/2041-12/01/2046(a)	$10,185	$11,217,433
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary) Series 2011A 8.50%, 12/01/2041	3,825	4,057,866
California Statewide Communities Development Authority (Rocklin Academy (The)) Series 2011A 8.25%, 06/01/2041	3,940	4,049,059
City of San Buenaventura CA (Community Memorial Health System) Series 2011 7.50%, 12/01/2041	4,500	4,763,970
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	56,635	58,445,055
Hastings Campus Housing Finance Authority Series 2020A 5.00%, 07/01/2061	11,275	11,780,909
San Diego Unified School District/CA Series 2010C Zero Coupon, 07/01/2046	10,950	6,223,870
San Joaquin Hills Transportation Corridor Agency Series 2014A 5.00%, 01/15/2044	5,600	6,216,896
Series 2014B 5.25%, 01/15/2044	4,000	4,449,760
Southern California Logistics Airport Authority XLCA Series 2006 5.00%, 12/01/2036	3,600	3,601,944
State of California 5.00%, 11/01/2030	41,800	58,206,500
Tobacco Securitization Authority of Southern California Zero Coupon, 06/01/2054	6,520	1,159,452
5.00%, 06/01/2039	680	869,904

		281,669,326

46 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Colorado – 1.2%
Broadway Station Metropolitan District No. 3 5.00%, 12/01/2039-12/01/2049	$2,500	$2,627,850
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(a)	5,730	5,989,798
Central Platte Valley Metropolitan District Series 2014 5.00%, 12/01/2043	1,250	1,303,525
Clear Creek Station Metropolitan District No. 2 Series 2017A 5.00%, 12/01/2047	1,000	1,029,970
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	953,573
5.125%, 11/01/2049	765	820,944
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 4.00%, 08/01/2038	735	840,032
5.00%, 08/01/2039-08/01/2044(e)	9,595	11,585,079
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015A 6.125%, 12/01/2045(a)	1,750	1,761,567
6.25%, 12/01/2050(a)	1,000	1,009,800
Copper Ridge Metropolitan District 5.00%, 12/01/2039	1,405	1,368,034
Copperleaf Metropolitan District No. 2 Series 2015 5.75%, 12/01/2045	1,000	1,030,000
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(a)	1,000	1,022,500
STC Metropolitan District No. 2 Series 2019A 5.00%, 12/01/2038	1,060	1,105,050
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 2) Series 2015A 5.75%, 12/01/2045	1,610	1,658,300

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017A 5.00%, 12/01/2047	$2,000	$2,060,540
Three Springs Metropolitan District No. 3 Series 2010 7.75%, 12/01/2039	2,530	2,533,365
Vauxmont Metropolitan District AGM 3.25%, 12/15/2050	230	247,464
5.00%, 12/01/2027-12/01/2050	670	851,279

		39,798,670

Connecticut – 0.8%
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020A 4.00%, 07/01/2036-07/01/2038	2,350	2,732,342
Connecticut State Health & Educational Facilities Authority (McLean Affiliates Obligated Group) Series 2020B 2.75%, 01/01/2026(a)	650	654,206
State of Connecticut Series 2013E 5.00%, 08/15/2031(e)	7,850	8,701,960
State of Connecticut Special Tax Revenue 4.00%, 05/01/2036(e)	3,500	4,156,390
Series 2017 S-3 4.00%, 05/01/2039(e)	9,015	10,611,466

		26,856,364

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2012 5.00%, 09/01/2042	575	593,406

District of Columbia – 0.6%
District of Columbia (American Society of Hematology, Inc. (The)) Series 2009 5.00%, 07/01/2036	3,000	3,198,690

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

District of Columbia (Friendship Public Charter School, Inc.) Series 2012 5.00%, 06/01/2042	$2,660	$2,779,886
Series 2016A 5.00%, 06/01/2041-06/01/2046	3,705	4,130,755
District of Columbia (KIPP DC Obligated Group) Series 2017A 5.00%, 07/01/2042-07/01/2048	6,800	7,905,178

		18,014,509

Florida – 7.1%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.) Series 2012A 8.00%, 10/01/2042-10/01/2046	4,065	4,434,806
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014A 5.00%, 12/01/2044	4,000	4,565,840
Bexley Community Development District Series 2016 4.875%, 05/01/2047	2,090	2,192,682
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(a)	1,550	1,557,285
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020A 5.00%, 10/01/2028	1,300	1,476,319
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020A 5.00%, 10/01/2032	1,000	1,137,180
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,500	1,513,335
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) 5.00%, 06/01/2045-06/01/2055(a)	2,000	2,029,050

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Jacksonville FL (Genesis Health, Inc. Obligated Group) 5.00%, 11/01/2050	$12,190	$14,480,135
City of Lakeland FL (Florida Southern College) Series 2012A 5.00%, 09/01/2037-09/01/2042	1,500	1,559,900
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2015A 5.00%, 12/01/2044	6,830	7,532,944
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2039-09/01/2053	4,250	1,687,388
County of Broward FL Airport System Revenue 5.00%, 10/01/2030-10/01/2039(e)	9,680	12,194,011
Series 2019A 5.00%, 10/01/2031(e)	1,500	1,923,690
5.00%, 10/01/2036	3,000	3,777,030
County of Lake FL (Waterman Communities, Inc.) 5.50%, 08/15/2040	3,000	3,125,670
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2035-10/01/2039	1,595	952,065
County of Palm Beach FL (Provident Group-PBAU Properties LLC) 5.00%, 04/01/2039-04/01/2051(a)	2,470	2,437,688
Florida Atlantic University Finance Corp. Series 2019A 5.00%, 07/01/2031-07/01/2036(e)	11,700	14,440,204
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020A 5.00%, 06/15/2035-06/15/2055	4,435	5,022,468
Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design, Inc.) 5.00%, 03/01/2044-03/01/2049	4,170	4,540,374

50 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Greater Orlando Aviation Authority 5.00%, 10/01/2034-10/01/2044(e)	$13,000	$16,167,290
Series 2019A 5.00%, 10/01/2032(e)	10,000	12,782,700
Hillsborough County Aviation Authority 5.00%, 10/01/2048(e)	10,000	12,135,103
Martin County Industrial Development Authority (Indiantown Cogeneration LP) Series 2013 4.20%, 12/15/2025(a)	6,710	6,715,100
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2012 5.00%, 11/15/2029	4,365	4,613,849
Series 2014 5.00%, 11/15/2039-11/15/2044	14,850	16,266,978
North Broward Hospital District Series 2017B 5.00%, 01/01/2037-01/01/2048	25,135	29,266,077
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 2.625%, 06/01/2025	1,180	1,190,254
Polk County Industrial Development Authority (Mineral Development LLC) 5.875%, 01/01/2033(a)	2,000	2,059,240
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017A 5.00%, 01/01/2047-01/01/2052	6,950	7,365,602
Tampa Florida Hospitals 4.00%, 07/01/2045(e)	15,415	17,584,661
Town of Davie FL Series 2013A 6.00%, 04/01/2042	9,050	10,244,781
Village Community Development District No. 13 3.50%, 05/01/2051(a)	2,000	2,040,600

		231,012,299

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Georgia – 0.6%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2047	$2,650	$3,047,792
Municipal Electric Authority of Georgia 5.00%, 01/01/2038-01/01/2059	9,945	11,922,894
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.) Series 2014 5.00%, 04/01/2044	5,000	5,446,000

		20,416,686

Guam – 0.2%
Guam Department of Education (Guam Department of Education COP) Series 2010A 6.875%, 12/01/2040	910	910,000
Guam Government Waterworks Authority Series 2020A 5.00%, 01/01/2050	2,790	3,424,251
Territory of Guam 5.00%, 11/15/2031	955	1,034,112

		5,368,363

Idaho – 0.1%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010A 7.00%, 02/01/2036	4,000	4,026,560

Illinois – 11.8%
Chicago Board of Education Series 2011A 5.25%, 12/01/2041	5,000	5,056,100
Series 2015C 5.25%, 12/01/2035-12/01/2039	15,500	16,380,631
Series 2016A 7.00%, 12/01/2044	3,095	3,668,163
Series 2017A 7.00%, 12/01/2046(a)	4,975	6,201,288
Series 2017B 6.75%, 12/01/2030(a)	11,365	14,352,631
7.00%, 12/01/2042(a)	2,400	3,008,832

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2017C 5.00%, 12/01/2034	$5,055	$5,457,985
Series 2017G 5.00%, 12/01/2044	8,150	8,610,394
Series 2018A 5.00%, 12/01/2028-12/01/2033	11,150	12,228,672
Series 2018C 5.00%, 12/01/2026	4,900	5,452,377
Series 2019B 5.00%, 12/01/2030-12/01/2033	1,775	1,951,003
Chicago O’Hare International Airport 5.00%, 01/01/2053(e)	10,000	11,863,200
Series 2017D 5.25%, 01/01/2036	5,000	6,028,550
Series 2018B 5.00%, 01/01/2053(e)	10,000	12,050,200
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2020A 4.00%, 12/01/2050-12/01/2055(e)	14,760	16,157,099
City of Chicago IL Series 2012A 5.00%, 01/01/2034	695	705,217
Series 2014A 5.00%, 01/01/2023-01/01/2036	2,485	2,586,123
Series 20152 5.00%, 01/01/2025	400	430,300
Series 2015A 5.50%, 01/01/2033	1,000	1,072,390
Series 2016C 5.00%, 01/01/2038	590	624,090
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052	7,950	5,562,218
Illinois Finance Authority 4.00%, 08/15/2036-08/15/2041(e)	16,250	19,236,623
Illinois Finance Authority (CHF-Chicago LLC) Series 2017A 5.00%, 02/15/2047-02/15/2050	2,790	2,658,921
Illinois Finance Authority (Illinois Institute of Technology) 4.00%, 09/01/2035-09/01/2041	2,155	2,215,613
5.00%, 09/01/2036-09/01/2040	1,540	1,708,284

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Lake Forest College) Series 2012A 6.00%, 10/01/2048	$1,300	$1,344,772
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2020 4.00%, 05/15/2050	1,000	1,130,100
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2016A 6.33%, 05/15/2048	4,344	3,691,975
6.44%, 05/15/2055	8,560	7,275,575
Series 2016C 2.00%, 05/15/2055(c)(d)	2,277	113,850
Illinois Finance Authority (Plymouth Place, Inc.) Series 2013 6.00%, 05/15/2043	7,500	8,032,275
Series 2015 5.25%, 05/15/2050	2,300	2,370,725
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017C 5.00%, 08/01/2049	1,075	1,180,081
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015C 5.00%, 08/15/2044	4,500	5,017,005
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041-12/15/2051	49,175	17,300,064
Series 2012B 4.25%, 06/15/2042	1,000	1,011,310
Series 2017A 5.00%, 06/15/2057	12,475	13,633,553
Series 2017B Zero Coupon, 12/15/2054	8,000	1,852,720
State of Illinois 5.00%, 11/01/2032	4,755	5,124,844
Series 2014 5.00%, 05/01/2029-05/01/2036	30,065	31,480,268
Series 2016 5.00%, 02/01/2025-02/01/2029	38,000	41,625,180

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2017D 5.00%, 11/01/2024-11/01/2028	$22,035	$24,084,359
Series 2018A 5.00%, 10/01/2028-05/01/2030	10,520	11,690,015
Series 2018B 5.00%, 10/01/2024	5,000	5,404,500
Series 2019B 5.00%, 11/01/2030	5,065	5,655,782
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016A 4.50%, 03/01/2033	9,416	9,415,435
Series 2016B 7.00%, 03/01/2033	4,139	4,138,379
Village of Pingree Grove IL Special Service Area No. 7 Series 2015A 4.50%, 03/01/2025	2,276	2,330,988
5.00%, 03/01/2036	8,969	9,188,741
Series 2015B 6.00%, 03/01/2036	2,779	2,899,025

		382,258,425

Indiana – 1.9%
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,715	4,272,138
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The)) Series 2010 5.50%, 08/15/2045	2,010	2,014,201
Indiana Finance Authority (Marquette Manor) Series 2012 4.75%, 03/01/2032	5,535	5,637,453
Series 2015A 5.00%, 03/01/2039	2,675	2,824,372
Indiana Finance Authority (Ohio River Bridges) Series 2013A 5.00%, 07/01/2044-07/01/2048	22,595	24,092,471
Indiana Finance Authority (Ohio Valley Electric Corp.) 3.00%, 11/01/2030	5,145	5,300,585

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2020 3.00%, 11/01/2030	$1,230	$1,267,195
Series 2020A 3.00%, 11/01/2030	2,690	2,771,346
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	15,145	14,570,550

		62,750,311

Iowa – 0.5%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	6,060	6,586,614
Iowa Higher Education Loan Authority (Simpson College) 5.50%, 11/01/2051	5,000	5,099,300
Xenia Rural Water District Series 2016 5.00%, 12/01/2041	4,000	4,626,240

		16,312,154

Kansas – 0.5%
City of Lawrence KS (Lawrence Memorial Hospital/KS) Series 2018 5.00%, 07/01/2043	7,500	9,027,300
Overland Park Development Corp. (City of Overland Park KS) 5.00%, 03/01/2037-03/01/2049	6,560	6,806,387

		15,833,687

Kentucky – 1.5%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 4.00%, 02/01/2038	745	793,648
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 08/15/2046	1,430	1,661,546
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044-08/01/2049(e)	14,640	17,601,175

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	$7,765	$7,792,566
5.50%, 11/15/2045	2,350	2,360,692
Series 2016A 5.00%, 05/15/2046-05/15/2051	8,000	7,937,345
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2037	4,045	4,502,044
5.25%, 06/01/2041	3,650	4,118,587
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,474,835
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020A 5.00%, 10/01/2038	370	465,686

		49,708,124

Louisiana – 1.2%
Jefferson Parish Hospital Service District No. 2 Series 2011 6.375%, 07/01/2041	5,775	5,979,724
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.25%, 11/15/2045	7,625	8,024,703
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2041	5,000	5,945,500

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047	$25	$30,998
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 07/01/2039(b)(c)(d)	7,250	73
Series 2014A 8.375%, 07/01/2039(b)(c)(d)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016A 5.00%, 07/01/2051	10,000	11,167,400
New Orleans Aviation Board Series 2017B 5.00%, 01/01/2048	2,350	2,724,919
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040-10/01/2040(a)	1,760	2,118,124
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037	4,600	4,753,824

		40,745,435

Maine – 1.2%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	7,270	8,100,597
Maine Health & Higher Educational Facilities Authority 4.00%, 07/01/2037-07/01/2045(e)	10,405	12,123,172
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group) Series 2011 6.75%, 07/01/2036-07/01/2041	8,440	8,613,892
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 07/01/2039(e)	8,100	8,983,629

		37,821,290

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maryland – 0.4%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014A 6.00%, 07/01/2034	$1,500	$1,626,705
6.125%, 07/01/2039	750	812,010
6.25%, 07/01/2044	2,000	2,166,700
County of Frederick MD (Mount St. Mary’s University, Inc.) Series 2017A 5.00%, 09/01/2037-09/01/2045(a)	2,885	3,040,670
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2040-07/01/2045	5,275	5,952,028

		13,598,113

Massachusetts – 2.6%
Massachusetts Development Finance Agency (Emerson College) Series 2016A 5.00%, 01/01/2047	16,595	18,714,513
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/2034-10/01/2043	5,500	6,222,666
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 07/01/2034-07/01/2047	5,080	4,643,835
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.25%, 07/01/2042	5,000	5,262,700
Series 2014 5.125%, 07/01/2044	1,000	1,068,450
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2037(a)	1,000	1,074,750

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019A 5.00%, 07/01/2036-07/01/2044	$10,430	$12,291,016
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022(f)	12,175	10,489,737
Series 2017A 7.75%, 12/01/2044(f)	5,160	4,462,523
Massachusetts Port Authority Series 2019A 5.00%, 07/01/2036-07/01/2038(e)	16,600	20,756,891

		84,987,081

Michigan – 1.1%
City of Detroit MI 5.00%, 04/01/2037	1,700	1,862,112
City of Detroit MI Water Supply System Revenue Series 2011C 5.00%, 07/01/2041	1,425	1,465,085
Detroit City School District Series 2012A 5.00%, 05/01/2030(g)	1,000	1,063,110
5.00%, 05/01/2031	3,015	3,204,402
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017A 5.00%, 11/01/2047-11/01/2052	2,245	2,268,894
Michigan Finance Authority 5.00%, 07/01/2044-12/01/2045	50	61,424
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2014C-6 5.00%, 07/01/2033	2,750	3,136,128
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014D-4 5.00%, 07/01/2030	1,000	1,148,800
Series 2014D4 5.00%, 07/01/2029	1,400	1,609,384

60 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020B Zero Coupon, 06/01/2065	$23,000	$2,755,400
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 07/01/2039-07/01/2044	14,780	15,950,747
Michigan Strategic Fund (Canterbury Health Care, Inc. Obligated Group) Series 2016 5.00%, 07/01/2051(a)	580	518,445

		35,043,931

Minnesota – 0.4%
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018A 5.00%, 11/15/2049(e)	10,250	12,353,813

Mississippi – 0.4%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016A 5.00%, 09/01/2036-09/01/2046	8,685	10,033,716
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) 4.00%, 01/01/2037	465	541,730
5.00%, 01/01/2035	750	953,033

		11,528,479

Missouri – 0.7%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017A 5.00%, 03/01/2036	1,900	2,070,259
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2011 6.00%, 02/01/2041	1,750	1,760,500

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Health & Educational Facilities Authority of the State of Missouri (St. Luke’s Health System Obligated Group/MO) Series 2018A 5.00%, 11/15/2043	$1,250	$1,518,825
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019A 5.25%, 12/01/2048(a)	5,000	5,139,650
Kansas City Industrial Development Authority 5.00%, 07/01/2040(a)	1,970	1,911,215
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2046-11/15/2051(f)	4,935	1,729,718
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016A 5.00%, 08/15/2036-08/15/2051	10,000	10,271,914

		24,402,081

Nebraska – 0.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.25%, 09/01/2037	1,500	1,617,480
Central Plains Energy Project Goldman Sachs Group, Inc. (The) Series 2017A 5.00%, 09/01/2042	5,040	7,350,941
Douglas County Hospital Authority No. 2 (Madonna Rehabilitation Hospital Obligated Group) Series 2014 5.00%, 05/15/2044	4,015	4,434,487

		13,402,908

Nevada – 0.3%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(a)	12,500	1,795,250

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.75%, 06/15/2028(a)	$2,550	$2,529,371
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2045	3,000	3,341,280
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)	1,635	1,684,802

		9,350,703

New Hampshire – 1.1%
New Hampshire Business Finance Authority National Finance Authority Series 20201 4.125%, 01/20/2034	7,754	8,579,945
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2020A 3.625%, 07/01/2043(a)	1,240	1,235,672
Series 2020B 3.75%, 07/01/2045(a)	2,475	2,472,228
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020A 5.00%, 08/01/2059	8,920	13,440,835
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University) Series 2012 5.00%, 01/01/2042	4,585	4,740,615
Series 2016 5.00%, 01/01/2046	4,285	4,882,029

		35,351,324

New Jersey – 7.0%
City of Ocean City NJ 2.25%, 09/15/2032	3,805	3,942,551
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) 5.00%, 06/15/2040	2,845	3,098,205

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2014P 5.00%, 06/15/2029	$5,900	$6,543,218
Series 2015W 5.25%, 06/15/2040	4,725	5,287,228
Series 2017B 5.00%, 11/01/2026	10,000	11,883,300
Series 2017D 5.00%, 06/15/2042	5,000	5,681,450
Series 2018A 5.00%, 06/15/2047	5,000	5,682,650
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	10,777,951
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037-10/01/2047	10,750	11,747,740
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012A 5.125%, 06/15/2043	7,515	7,887,068
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	4,140	4,340,707
Series 2000B 5.625%, 11/15/2030	4,525	4,799,396
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020A 4.00%, 07/01/2050	1,195	1,300,447
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028-06/15/2029	22,140	25,811,203
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 06/15/2038-06/15/2046	5,095	5,937,839
Series 2013A 5.00%, 06/15/2036	5,000	5,340,850
Series 2015A 5.00%, 06/15/2045	1,000	1,100,060

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2018A 5.00%, 12/15/2033-12/15/2035	$21,245	$25,258,649
Series 2019B 4.00%, 06/15/2036-06/15/2037	2,985	3,241,340
South Jersey Transportation Authority Series 2014A 5.00%, 11/01/2039	7,765	8,726,229
State of New Jersey 4.00%, 06/01/2030	6,000	7,249,920
Tobacco Settlement Financing Corp./NJ Series 2018B 5.00%, 06/01/2046	52,440	60,384,660

		226,022,661

New Mexico – 0.4%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center) Series 2012 5.50%, 07/01/2042	8,155	8,587,541
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019L 5.00%, 07/01/2039-07/01/2049	4,380	4,662,287

		13,249,828

New York – 7.8%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2015 5.50%, 09/01/2045(a)	9,815	10,591,465
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039	6,950	7,258,163
5.50%, 11/01/2044	2,875	3,035,022
City of New York NY Series 2020A 5.00%, 08/01/2030-08/01/2031(e)	21,500	28,764,615
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 01/01/2022(b)	5,000	4,905,300

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority 4.00%, 11/15/2026-11/15/2045	$4,000	$4,272,560
5.00%, 11/15/2027	1,750	2,005,955
Series 2013A 5.00%, 11/15/2023	2,130	2,253,817
Series 2015A 5.00%, 11/15/2045	4,830	5,198,481
Series 2015F 5.00%, 11/15/2024	1,575	1,718,719
Series 2016A 4.00%, 11/15/2025	1,415	1,504,470
5.00%, 11/15/2032	1,295	1,430,535
Series 2016B 5.00%, 11/15/2025-11/15/2037	13,900	15,361,569
Series 2016D 5.00%, 11/15/2027	500	563,425
Series 2017B 5.00%, 11/15/2023	1,000	1,069,540
Series 2018B 5.00%, 11/15/2025-11/15/2026	3,345	3,754,872
Series 2020C 4.75%, 11/15/2045	2,000	2,254,600
Series 2020D 4.00%, 11/15/2048	10,000	10,580,900
5.00%, 11/15/2043	4,000	4,639,080
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) 5.00%, 01/01/2050	3,150	3,266,392
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014A 5.875%, 01/01/2023	598	358,560
6.50%, 01/01/2032	1,399	839,250
6.70%, 01/01/2049	5,990	3,594,030
Series 2014B 5.50%, 07/01/2020	51	41,130
Series 2014C 2.00%, 01/01/2049(c)(d)	1,933	193,301
New York City Housing Development Corp. Series 2020A 2.55%, 08/01/2040	1,355	1,394,268

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York City Municipal Water Finance Authority Series 2020 5.00%, 06/15/2050	$12,500	$16,337,250
New York City NY Transitional 5.00%, 02/01/2032(e)	8,640	9,435,658
New York Counties Tobacco Trust V Zero Coupon, 06/01/2050	51,990	6,776,377
New York Liberty Development Corp. (7 World Trade Center II LLC) Series 2012 5.00%, 03/15/2044	1,900	1,989,015
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2017A 5.00%, 10/01/2047	5,000	8,174,750
Series 2020A 5.00%, 10/01/2050	5,000	8,356,100
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.375%, 10/01/2045	21,100	23,401,588
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2041	17,110	18,701,059
5.25%, 01/01/2050	8,000	8,778,400
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	6,065	6,092,596
Port Authority of New York & New Jersey (Delta Air Lines, Inc.) Series 2010 6.00%, 12/01/2042	2,285	2,299,784
State of New Jersey 4.00%, 06/01/2032	6,000	7,352,880
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	4,078,149
5.25%, 09/15/2042-09/15/2053	11,510	10,756,013

		253,379,638

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.2%
County of New Hanover NC (New Hanover Regional Medical Center) Series 2017 5.00%, 10/01/2047	$1,000	$1,184,350
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	1,625	1,713,985
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group) Series 2017 5.00%, 09/01/2041-09/01/2046	2,250	2,283,120

		5,181,455

North Dakota – 0.3%
County of Grand Forks ND (Red River Biorefinery LLC) 6.375%, 12/15/2043	3,650	3,199,152
County of Ward ND (Trinity Health Obligated Group) Series 2017C 5.00%, 06/01/2043	5,000	5,574,700

		8,773,852

Ohio – 6.7%
Buckeye Tobacco Settlement Financing Authority Series 2020B Zero Coupon, 06/01/2057	36,605	5,449,752
5.00%, 06/01/2055	101,710	114,296,612
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) 4.00%, 08/01/2041(h)	7,000	7,780,080
4.00%, 08/01/2047	3,000	3,418,170
5.00%, 08/01/2030-08/01/2034(h)	4,410	5,564,022
County of Cuyahoga/OH (MetroHealth System (The)) 5.00%, 02/15/2052	2,500	2,825,350
Series 2017 5.00%, 02/15/2042	22,660	25,913,749
5.25%, 02/15/2047	7,575	8,869,416
County of Franklin OH (First Community Village Obligated Group) 5.00%, 07/01/2049	2,900	2,903,654

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2013 5.625%, 07/01/2047	$11,835	$12,017,022
County of Marion OH (United Church Homes, Inc. Obligated Group) 5.00%, 12/01/2039	565	589,538
5.125%, 12/01/2049	690	711,825
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	5,215	2,341,379
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 2015-1 7.125%, 01/15/2050	1,560	1,322,490
Series 20151 7.00%, 01/15/2040	5,265	4,522,898
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	12,525	12,618,938
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	2,730	2,750,475
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(a)	1,540	1,687,363
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	1,610	1,622,075

		217,204,808

Oklahoma – 0.8%
Comanche County Memorial Hospital 5.00%, 07/01/2022	500	527,065
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) 3.25%, 09/01/2038-09/01/2039	3,545	3,689,837

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) 5.00%, 08/01/2044-08/01/2049	$9,045	$10,115,672
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018B 5.50%, 08/15/2057	11,290	13,333,716

		27,666,290

Oregon – 0.3%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020A 5.25%, 11/15/2050	1,000	1,061,020
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014A 5.40%, 10/01/2044	2,750	2,873,393
5.50%, 10/01/2049	5,650	5,907,018

		9,841,431

Pennsylvania – 3.8%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)	3,070	3,236,701
Series 2018 5.00%, 05/01/2042(a)	2,325	2,468,360
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) 4.00%, 07/01/2037-07/01/2038	2,290	2,670,672
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 06/01/2046-06/01/2051	11,665	12,743,044
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) 5.00%, 01/01/2045	1,185	1,167,012
Series 2012 5.25%, 01/01/2032-01/01/2041	3,720	3,734,701
Cumberland County Municipal Authority (Penn State Health Obligated Group) 3.00%, 11/01/2038	4,475	4,755,940
4.00%, 11/01/2036	865	1,013,581

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Geisinger Authority (Geisinger Health System Obligated Group) 4.00%, 04/01/2050	$6,270	$7,204,606
5.00%, 04/01/2043(e)	2,000	2,612,620
Geisinger Pennsylvania Authority Health System 5.00%, 04/01/2050(e)	8,000	10,031,840
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,000	1,154,410
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) 5.00%, 03/01/2040-03/01/2045	1,500	1,582,490
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	18,125	18,797,981
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2012A 5.25%, 03/01/2042	2,135	2,162,072
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019A 3.25%, 08/01/2039(a)	1,640	1,596,737
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012A 5.00%, 11/01/2041	3,620	3,864,603
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034-12/31/2038	11,930	13,681,996
Pennsylvania Turnpike Commission Series 2017B 5.00%, 06/01/2036	2,010	2,412,724

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 06/01/2040	$1,300	$1,309,815
6.50%, 06/01/2045	2,390	2,405,678
6.625%, 06/01/2050	3,870	3,897,554
Philadelphia Authority for Industrial Development (MaST Community Charter School III) 6.50%, 06/15/2054	3,295	3,459,783
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016A 5.00%, 01/01/2051-01/01/2057(a)	12,395	9,702,109
Series 2016B 6.08%, 01/01/2026(a)	740	724,734
Series 2016C Zero Coupon, 01/01/2036(a)	3,010	1,043,417
Series 2016D Zero Coupon, 01/01/2057(f)	55,930	3,118,657

		122,553,837

Puerto Rico – 8.3%
Children’s Trust Fund Series 2005A Zero Coupon, 05/15/2050	3,830	582,428
Commonwealth of Puerto Rico Series 2006A 5.25%, 07/01/2023	1,440	1,049,400
Series 2011A 5.75%, 07/01/2024(c)(d)	3,440	2,382,200
Series 2012A 5.50%, 07/01/2039(c)(d)	5,760	3,902,400
Series 2014A 8.00%, 07/01/2035(c)(d)	8,055	5,255,888
AGC Series 2001A 5.50%, 07/01/2029	745	875,345
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	5,976	4,332,396
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008A 6.00%, 07/01/2038-07/01/2044	4,725	4,784,063
6.125%, 07/01/2024	3,285	3,543,694

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2012A 4.25%, 07/01/2025	$3,795	$3,866,156
5.00%, 07/01/2022-07/01/2033	5,650	5,853,613
5.125%, 07/01/2037	810	839,363
5.25%, 07/01/2029-07/01/2042	8,375	8,705,656
5.50%, 07/01/2028	2,885	3,018,431
5.75%, 07/01/2037	2,095	2,194,513
6.00%, 07/01/2047	2,035	2,136,750
Puerto Rico Electric Power Authority Series 2007T 5.00%, 07/01/2032	7,425	5,550,187
5.00%, 07/01/2037(c)(d)	10,045	7,508,637
Series 2008W 5.00%, 07/01/2028	7,285	5,445,537
5.375%, 07/01/2024	3,700	2,779,625
Series 2010A 5.25%, 07/01/2029(c)(d)	2,370	1,777,500
5.25%, 07/01/2030	390	292,500
Series 2010C 5.00%, 07/01/2021(c)(d)	1,530	1,143,675
5.25%, 07/01/2027-07/01/2028	7,255	5,441,250
Series 2010D 5.00%, 07/01/2020(c)(i)	1,660	1,211,800
5.00%, 07/01/2021(c)(d)	920	687,700
5.00%, 07/01/2022	610	455,975
Series 2010X 5.25%, 07/01/2027	3,725	2,793,750
5.25%, 07/01/2040(c)(d)	10,035	7,526,250
5.75%, 07/01/2036(c)(d)	1,000	755,000
Series 2010Z 5.25%, 07/01/2019-07/01/2024	4,850	3,601,056
5.25%, 07/01/2025(c)(d)	440	330,000
Series 2012A 5.00%, 07/01/2029	3,345	2,500,388
5.00%, 07/01/2042(c)(d)	200	149,500
AGM Series 2007V 5.25%, 07/01/2031	14,090	16,472,760
NATL Series 2007V 5.25%, 07/01/2029-07/01/2035	405	428,051
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	4,260	5,064,032
AGC Series 2007C 5.50%, 07/01/2031	655	780,282
AGC Series 2007N 5.25%, 07/01/2036	3,560	4,214,898

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

NATL Series 2005L 5.25%, 07/01/2035	$190	$200,786
NATL Series 2007N 5.25%, 07/01/2032	835	884,683
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	16,195	16,721,337
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.375%, 04/01/2042	1,665	1,634,431
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024-07/01/2046	55,720	17,813,225
Series 2019A 4.329%, 07/01/2040	21,770	23,216,834
4.55%, 07/01/2040	2,637	2,850,940
5.00%, 07/01/2058	67,981	74,811,051

		268,365,936

Rhode Island – 0.2%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031-05/15/2034	6,285	7,177,840

South Carolina – 1.1%
South Carolina Public Service Authority Series 2013A 5.125%, 12/01/2043	1,480	1,653,145
Series 2013B 5.125%, 12/01/2043	1,120	1,251,029
Series 2014A 5.00%, 12/01/2049	14,225	16,031,290
Series 2014C 5.00%, 12/01/2046	5,445	6,244,217
Series 2015A 5.00%, 12/01/2050	8,775	10,162,240

		35,341,921

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tennessee – 1.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.125%, 12/01/2042(a)	$19,305	$18,791,873
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037	805	923,874
5.00%, 08/01/2044-08/01/2049	590	708,820
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group) Series 2012 5.00%, 08/15/2042	2,455	2,563,928
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	4,465	2,004,651
Shelby County Health Educational & Housing Facilities Board Series 2012 5.00%, 12/01/2032	2,200	2,368,300
5.25%, 12/01/2042	5,700	6,260,196
5.375%, 12/01/2047	1,700	1,871,309
Shelby County Health Educational & Housing Facilities Board (Trezevant Episcopal Home (The)) Series 2013A 5.375%, 09/01/2041	1,020	963,288
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2014 5.25%, 12/01/2044-12/01/2049	4,325	4,514,762

		40,971,001

Texas – 7.1%
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016A 5.00%, 12/01/2046	2,175	2,398,829

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/2040	$1,500	$1,591,485
5.25%, 12/01/2035	1,200	1,326,000
Central Texas Regional Mobility Authority Series 2015A 5.00%, 01/01/2035-01/01/2045	26,515	30,356,691
Series 2016 5.00%, 01/01/2040	5,995	6,963,132
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	5,052,782
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	12,845	13,474,020
Series 2015B 5.00%, 07/15/2030-07/15/2035	4,655	4,889,681
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042	2,470	2,584,682
Series 2013 6.00%, 08/15/2043	1,000	1,106,220
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2032(a)	2,000	2,090,540
Decatur Hospital Authority (Wise Regional Health System) Series 2014A 5.25%, 09/01/2044	6,300	6,788,628
El Paso County Hospital District Series 2017 5.00%, 08/15/2033	3,940	4,531,276
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2033-10/15/2044	16,315	19,020,684
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 08/15/2035	1,800	2,040,336

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	$15,000	$15,927,000
New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) 7.25%, 12/01/2053	4,145	3,641,880
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037-01/01/2042	9,770	10,518,853
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2055	1,680	1,727,141
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) 5.00%, 01/01/2055	2,200	2,223,232
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2040	1,000	1,096,970
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	15,170	16,842,947
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 4.00%, 01/01/2050(a)	1,460	1,474,206
Red River Education Finance Corp. (St. Edward’s University, Inc.) Series 2016 5.00%, 06/01/2046	2,000	2,174,940
Red River Health Facilities Development Corp. (MRC Crossings Proj) Series 2014A 7.75%, 11/15/2044	2,000	2,076,680
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation) Series 2012 5.125%, 01/01/2041	4,360	4,393,746

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 07/01/2038(b)(c)(d)	$5,720	$1,430,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/2022(c)(d)	4,000	2,600,000
Series 2014 5.625%, 11/15/2041(c)(d)	3,250	2,112,500
Series 2015I 5.50%, 11/15/2045(c)(d)	1,880	1,222,000
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) 5.25%, 11/15/2047	845	716,163
Series 2015A 5.00%, 11/15/2045	2,585	2,131,307
Series 2015B 5.00%, 11/15/2036	1,125	992,554
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	16,668	17,377,930
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/2044-10/01/2049	3,960	4,138,304
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) 5.00%, 06/30/2058	23,230	27,432,539
Uptown Development Authority Series 2017A 5.00%, 09/01/2040	1,985	2,250,811

		228,716,689

Utah – 0.8%
County of Utah UT (IHC Health Services, Inc. Obligated Group) Series 2020I 3.00%, 05/15/2050	3,550	3,727,855

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

4.00%, 05/15/2043	$2,750	$3,247,915
5.00%, 05/15/2043-05/15/2050	13,000	16,740,200
Timber Lakes Water Special Service District 8.125%, 06/15/2031	175	180,383
Utah Charter School Finance Authority Series 2012 6.30%, 07/15/2032	850	931,158
6.55%, 07/15/2042	1,890	2,076,789

		26,904,300

Vermont – 0.1%
Vermont Economic Development Authority (Wake Robin Corp.) Series 2012 5.40%, 05/01/2033	3,100	3,134,286

Virginia – 2.3%
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	1,750	2,008,877
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 01/01/2043	470	472,453
Fairfax County Economic Development Authority (Vinson Hall LLC) Series 2013A 5.00%, 12/01/2042-12/01/2047	6,520	6,816,799
Lexington Industrial Development Authority (Kendal at Lexington) Series 2017A 5.00%, 01/01/2042-01/01/2048	1,940	2,032,035
Mosaic District Community Development Authority Series 2011A 6.875%, 03/01/2036	2,915	2,962,602
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	1,300	1,346,683
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 06/01/2047	30,935	31,091,222

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 07/01/2035-07/01/2045(a)	$4,310	$4,343,822
Series 2015B 5.00%, 07/01/2045(a)	4,000	4,017,680
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	6,240	6,555,744
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) 5.00%, 12/31/2049	11,275	12,879,207

		74,527,124

Washington – 3.2%
King County Public Hospital District No. 4 Series 2015A 5.00%, 12/01/2038	5,700	5,968,299
Port of Seattle WA 5.00%, 04/01/2044(e)	10,000	12,072,600
State of Washington 5.00%, 06/01/2035-06/01/2041(h)	7,880	10,404,602
Washington Health Care Facilities Authority 5.00%, 09/01/2055(e)	10,000	12,412,900
Series 2019A 5.00%, 08/01/2049(e)	1,500	1,790,415
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2039-08/01/2044(e)	5,485	6,630,539
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017B 5.00%, 07/01/2033	2,835	3,464,427
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2036-08/15/2037	9,800	10,992,142

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.25%, 10/01/2046	$3,250	$3,344,380
Washington State Housing Finance Commission (Mirabella) Series 2012A 6.75%, 10/01/2047(a)	18,350	18,800,125
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016A 5.00%, 01/01/2036-01/01/2046(a)	6,625	6,875,514
Series 2019A 5.00%, 01/01/2044-01/01/2049(a)	715	746,361
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	5,315	5,420,981
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014A 7.375%, 01/01/2044(a)	4,185	4,476,360

		103,399,645

West Virginia – 0.4%
West Virginia Hospital Finance Authority (Charleston Area Medical Center, Inc. Obligated Group) 5.00%, 09/01/2038-09/01/2039	3,870	4,601,075
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2013A 5.50%, 06/01/2044	7,050	7,665,606

		12,266,681

Wisconsin – 2.4%
Public Finance Authority 4.00%, 06/01/2045(e)	10,000	11,362,600

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

UMA Education, Inc. 5.00%, 10/01/2034-10/01/2039(a)	$14,340	$15,305,095
Wisconsin Center District AGM Series 2020D Zero Coupon, 12/15/2050(h)	44,075	15,034,423
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM 4.00%, 02/15/2034-02/15/2035	2,100	2,470,661
5.00%, 02/15/2028-02/15/2033	3,250	4,165,068
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/2046-11/01/2054	2,080	2,112,474
Wisconsin Public Finance Authority (Roseman University of Health Sciences) 5.00%, 04/01/2030(a)	300	331,059
Wisconsin Public Finance Authority (21st Century Public Academy) 5.00%, 06/01/2040(a)	750	774,038
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	8,770	9,418,103
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016C 4.30%, 11/01/2030	5,090	5,613,506
Series 2016D 4.05%, 11/01/2030	1,780	1,940,520
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	1,061,860
Wisconsin Public Finance Authority (Rose Villa, Inc./OR) Series 2014A 5.75%, 11/15/2044(a)	1,100	1,173,854
6.00%, 11/15/2049(a)	1,500	1,612,620
Wisconsin Public Finance Authority (Roseman University of Health Sciences) 5.00%, 04/01/2050(a)	800	853,392

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2015 5.875%, 04/01/2045	$1,740	$1,879,200
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) 7.75%, 06/01/2025(a)	1,000	990,520
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015A 5.00%, 09/01/2038(a)	1,725	1,778,924

		77,877,917

Total Municipal Obligations (cost $3,237,594,553)		3,355,472,506

	Shares
SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.04%(j)(k)(l) (cost $65,905,206)	65,905,206	65,905,206

	Principal Amount (000)
U.S. Treasury Bills – 0.5%
U.S. Treasury Bill Zero Coupon, 12/17/2020(g) (cost $15,498,864)	$15,500	15,499,587

Total Short-Term Investments (cost $81,404,070)		81,404,793

Total Investments – 106.0% (cost $3,318,998,623)		3,436,877,299
Other assets less liabilities – (6.0)%		(195,737,348)

Net Assets – 100.0%		$3,241,139,951

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	97,890	01/15/2028	1.230%	CPI#	Maturity	$5,296,903	$—	$5,296,903
USD	91,090	01/15/2028	0.735%	CPI#	Maturity	8,673,803	—	8,673,803
USD	30,300	01/15/2030	1.572%	CPI#	Maturity	1,182,376	—	1,182,376
USD	30,300	01/15/2030	1.587%	CPI#	Maturity	1,132,834	—	1,132,834
USD	19,200	01/15/2030	1.714%	CPI#	Maturity	450,368	—	450,368
USD	19,200	01/15/2030	1.731%	CPI#	Maturity	414,337	—	414,337

						$17,150,621	$—	$17,150,621

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	16,275	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	$752,292	$—	$752,292
USD	36,565	02/06/2025	3 Month LIBOR	1.419%	Quarterly /Semi-Annual	1,783,785	—	1,783,785
USD	50,130	10/03/2033	0.695%	3 Month LIBOR	Semi-Annual/ Quarterly	1,909,866	—	1,909,866
USD	30,000	10/03/2033	0.783%	3 Month LIBOR	Semi-Annual/ Quarterly	810,278	—	810,278
USD	117,790	10/09/2038	3 Month LIBOR	3.285%	Quarterly/ Semi-Annual	42,642,543	—	42,642,543
USD	18,640	10/01/2048	1.123%	3 Month LIBOR	Semi-Annual/ Quarterly	626,673	—	626,673

						$48,525,437	$—	$48,525,437

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	23.34%	USD	375	$(108,406)	$(36,622)	$(71,784)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	510	(147,390)	(62,980)	(84,410)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	729	(210,681)	(89,675)	(121,006)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	2,483	(717,794)	(312,841)	(404,953)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	165	(47,699)	(20,161)	(27,538)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	206	(59,551)	(20,303)	(39,248)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	2,558	(739,262)	(252,426)	(486,836)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	3,850	(1,112,971)	(370,164)	(742,807)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	5,054	(1,461,027)	(613,445)	(847,582)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	10,000	(2,890,833)	(948,918)	(1,941,915)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	958	(276,942)	(120,197)	(156,745)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	2,500	(722,708)	(227,422)	(495,286)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	3,100	(895,901)	(367,960)	(527,941)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	3,336	(964,382)	(311,324)	(653,058)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	8,351	(2,413,439)	(1,183,739)	(1,229,700)

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	23.34%	USD	15,000	$(4,336,250)	$(1,372,114)	$(2,964,136)

						$(17,105,236)	$(6,310,291)	$(10,794,945)

*	Termination date

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	21,490	10/09/2029	1.120%	SIFMA*	Quarterly	$(991,688)	$—	$(991,688)
Citibank, NA	USD	21,490	10/09/2029	1.125%	SIFMA*	Quarterly	(1,002,165)	—	(1,002,165)

							$(1,993,853)	$—	$(1,993,853)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate market value of these securities amounted to $344,775,003 or 10.6% of net assets.

(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/2032	12/22/2011	$ 3,795,000	$ 75,900	0.00%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 01/01/2022	07/10/2015	5,000,000	4,905,300	0.15%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 07/01/2039	11/22/2013	5,203,615	73	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 8.375%, 07/01/2039	07/31/2014	11,810,208	170	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 07/01/2038	05/08/2013	5,720,000	1,430,000	0.04%

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AB HIGH INCOME MUNICIPAL PORTFOLIO

(c)	Non-income producing security.

(d)	Defaulted.

(e)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.61% of net assets as of November 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2051	09/12/2017	$3,604,159	$1,729,718	0.05%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022	12/07/2017	11,181,052	10,489,737	0.32%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017A 7.75%, 12/01/2044	12/07/2017	5,160,000	4,462,523	0.14%
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016D Zero Coupon, 01/01/2057	08/24/2016	5,561,031	3,118,657	0.10%

(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(h)	When-Issued or delayed delivery security.

(i)	Defaulted matured security.

(j)	Affiliated investments.

(k)	The rate shown represents the 7-day yield as of period end.

(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.3% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

OSF – Order of St. Francis

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NATIONAL PORTFOLIO

November 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.0%
Long-Term Municipal Bonds – 92.8%
Alabama – 3.2%
County of Jefferson AL Series 2017 5.00%, 09/15/2033	$1,000	$1,220,320
County of Jefferson AL Sewer Revenue Series 2013D 6.00%, 10/01/2042	3,000	3,496,110
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016A 5.00%, 02/01/2036	2,500	2,838,400
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2042	3,010	3,635,418
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) 4.00%, 12/01/2050	20,000	23,082,400
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	2,125	2,355,414
5.25%, 05/01/2044(a)	2,680	3,010,873
Water Works Board of the City of Birmingham (The) Series 2011 5.00%, 01/01/2031 (Pre-refunded/ETM)	10,000	10,039,400
Series 2015A 5.00%, 01/01/2033 (Pre-refunded/ETM)	2,115	2,520,699
5.00%, 01/01/2034 (Pre-refunded/ETM)	2,275	2,711,390

		54,910,424

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	1,490	1,886,772
Series 2015A 6.625%, 09/01/2035	325	377,770

		2,264,542

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arizona – 2.7%
Arizona Health Facilities Authority (HonorHealth) Series 2014A 5.00%, 12/01/2033-12/01/2034	$12,615	$14,599,478
Arizona Industrial Development Authority Series 20192 – Class A 3.625%, 05/20/2033	5,292	5,595,730
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) 5.00%, 07/01/2040(a)	1,355	1,411,043
Maricopa County Special Health Care District Series 2018C 5.00%, 07/01/2034-07/01/2036	14,800	18,240,696
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2023	3,685	4,153,916
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.00%, 10/01/2037(a)	1,200	1,258,008

		45,258,871

California – 8.9%
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/2035	10,550	12,343,184
Bay Area Toll Authority Series 2013S 5.00%, 04/01/2031 (Pre-refunded/ETM)	5,560	6,181,608
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2045	4,000	4,566,240
California Housing Finance Series 20192 4.00%, 03/20/2033	582	648,560
California Municipal Finance Authority (CHF-Riverside II LLC) 5.00%, 05/15/2035-05/15/2041	6,380	7,587,451
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	5,795	6,107,756

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Equitas Academy Obligated Group) Series 2018A 5.00%, 06/01/2041(a)	$3,090	$3,347,953
California Statewide Communities Development Authority (Loma Linda University Medical Center) 5.25%, 12/01/2048(a)	785	895,512
Series 2016A 5.00%, 12/01/2041(a)	1,400	1,549,954
5.25%, 12/01/2056(a)	1,000	1,114,110
Series 2018A 5.50%, 12/01/2058(a)	1,090	1,254,852
City of Los Angeles CA Wastewater System Revenue Series 2013A 5.00%, 06/01/2033	9,310	10,313,432
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	8,750	9,029,650
Hastings Campus Housing Finance Authority Series 2020A 5.00%, 07/01/2061	3,100	3,239,097
Los Angeles Department of Water Series 2013A 5.00%, 07/01/2031	9,115	9,984,480
Series 2013B 5.00%, 07/01/2032	1,900	2,123,402
Los Angeles Department of Water & Power Power System Revenue Series 2013B 5.00%, 07/01/2029-07/01/2030	15,630	17,471,268
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	11,910	9,311,714
Morongo Band of Mission Indians (The) Series 2018A 5.00%, 10/01/2042(a)	4,500	4,958,640
Ontario Redevelopment Financing Authority NATL Series 1993 5.80%, 08/01/2023 (Pre-refunded/ETM)	630	684,394
Port of Los Angeles Series 2014A 5.00%, 08/01/2034	5,790	6,569,624

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

San Francisco City & County Airport Comm (San Francisco Intl Airport) Series 2019A 5.00%, 05/01/2049	$17,000	$20,848,630
State of California Series 2013 5.00%, 11/01/2029	8,000	9,059,360
University of California Series 2013A 5.00%, 05/15/2030 (Pre-refunded/ETM)	1,480	1,650,244
5.00%, 05/15/2030	1,720	1,907,944

		152,749,059

Colorado – 0.9%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018A 5.00%, 12/01/2031	820	1,028,214
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	3,950	4,755,958
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019A 5.00%, 11/01/2049	1,000	1,223,270
Park Creek Metropolitan District Series 2015A 5.00%, 12/01/2034	1,300	1,523,067
Regional Transportation District (Denver Transit Partners LLC) Series 2010 6.00%, 01/15/2041	2,400	2,408,064
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 2) Series 2015A 5.50%, 12/01/2035	1,486	1,530,580
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017A 5.00%, 12/01/2038	1,000	1,033,990
Three Springs Metropolitan District No. 3 Series 2010 7.75%, 12/01/2039	1,930	1,932,567

		15,435,710

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Connecticut – 1.1%
State of Connecticut Series 2015B 5.00%, 06/15/2032	$2,350	$2,759,957
Series 2015F 5.00%, 11/15/2030-11/15/2031	4,500	5,367,615
State of Connecticut Special Tax Revenue 5.00%, 05/01/2038-05/01/2040	2,400	3,125,780
Series 2012 5.00%, 01/01/2029	6,445	7,023,181

		18,276,533

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2046	550	615,571

District of Columbia – 0.8%
Metropolitan Washington Airports Authority Series 2016A 5.00%, 10/01/2035	2,300	2,742,727
Series 2020A 4.00%, 10/01/2036-10/01/2039	9,500	11,110,470

		13,853,197

Florida – 7.2%
Bexley Community Development District Series 2016 4.70%, 05/01/2036	1,750	1,840,352
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,500	1,663,740
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,000	1,004,520
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) 4.25%, 06/01/2030(a)	1,585	1,584,255
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2038	1,000	571,150

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Broward FL Airport System Revenue Series 2019A 4.00%, 10/01/2044	$1,210	$1,373,919
5.00%, 10/01/2038	1,340	1,677,854
County of Lake FL (Waterman Communities, Inc.) 3.375%, 08/15/2026	1,900	1,905,396
County of Miami-Dade FL (County of Miami-Dade FL Spl Tax) Series 2012B 5.00%, 10/01/2030-10/01/2031	9,450	10,208,178
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/2033	1,700	1,910,562
Series 2015A 5.00%, 10/01/2038	4,300	4,870,653
Florida Development Finance Corp. 0.55%, 01/01/2049 (Pre-refunded/ETM)	43,000	43,000,860
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020A 5.00%, 06/15/2050	1,000	1,128,920
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 04/01/2032	1,125	1,313,201
Greater Orlando Aviation Authority Series 2017A 5.00%, 10/01/2031	1,200	1,460,136
Series 2019A 5.00%, 10/01/2049	5,000	6,134,500
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,538,232
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	120	121,201
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2002 5.00%, 05/01/2032	1,555	1,565,652

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Miami-Dade County Expressway Authority Series 2014B 5.00%, 07/01/2031	$3,750	$4,225,725
North Broward Hospital District Series 2017B 5.00%, 01/01/2035	5,230	6,249,222
Orange County School Board (Orange County School Board COP) Series 2016C 5.00%, 08/01/2034	5,000	6,102,650
Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020B 4.00%, 11/15/2041	250	275,013
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 2.625%, 06/01/2025	635	640,518
Polk County Industrial Development Authority (Mineral Development LLC) 5.875%, 01/01/2033(a)	1,000	1,029,620
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017A 5.00%, 01/01/2042	1,100	1,171,049
South Florida Water Management District (South Florida Water Management District COP) Series 2016 5.00%, 10/01/2033	5,000	5,975,800
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) 4.00%, 08/01/2055	1,000	1,068,690
State Board of Administration Finance Corp. Series 2020A 1.258%, 07/01/2025	3,730	3,803,630
1.705%, 07/01/2027	2,565	2,636,897
Tampa-Hillsborough County Expressway Authority Series 2017C 5.00%, 07/01/2048	2,795	3,386,003

		122,438,098

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Georgia – 0.8%
Development Authority of Appling County (Oglethorpe Power Corp.) 1.50%, 01/01/2038	$2,300	$2,333,258
Development Authority of Burke County (The) (Oglethorpe Power Corp.) 1.50%, 01/01/2040	7,350	7,456,281
Forsyth County Water & Sewerage Authority (Forsyth County Water & Sewerage Authority Lease) 3.00%, 04/01/2035	1,000	1,136,130
Municipal Electric Authority of Georgia 5.00%, 01/01/2037-01/01/2059	2,470	2,959,546

		13,885,215

Guam – 0.6%
Guam Department of Education (Guam Department of Education COP) Series 2010A 6.875%, 12/01/2040	515	515,000
Territory of Guam 5.00%, 11/15/2031	300	324,852
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	3,195	3,715,720
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.125%, 01/01/2042	1,135	1,170,707
Series 2015D 5.00%, 11/15/2032-11/15/2035	3,775	4,263,011

		9,989,290

Hawaii – 1.1%
State of Hawaii Series 2016F 4.00%, 10/01/2031-10/01/2034	16,815	19,443,239

Illinois – 6.6%
Chicago Board of Education
Series 2017D 5.00%, 12/01/2031	1,800	1,963,404
Series 2017G 5.00%, 12/01/2034	2,350	2,537,342
Series 2017H 5.00%, 12/01/2046	1,640	1,728,429
Series 2019A 5.00%, 12/01/2029-12/01/2030	1,660	1,838,946

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2019B 5.00%, 12/01/2030-12/01/2033	$885	$972,731
City of Chicago IL (Chicago IL SA Lakeshore East) Series 2003 6.75%, 12/01/2032	1,356	1,358,224
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/2032	7,745	8,241,222
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2016A 6.44%, 05/15/2055	3,345	2,843,037
Series 2016C 2.00%, 05/15/2055(b)(c)	590	29,513
Illinois State Toll Highway Authority Series 2017A 5.00%, 01/01/2042	15,000	18,252,750
Kane Cook & DuPage Counties School District No. U-46 Elgin Series 2015D 5.00%, 01/01/2034-01/01/2035	4,250	4,799,266
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	9,240	10,323,205
Series 2012B 5.00%, 12/15/2028	11,500	11,972,995
State of Illinois Series 2014 5.00%, 04/01/2030	2,680	2,819,038
Series 2017D 5.00%, 11/01/2026-11/01/2028	9,700	10,624,145
Series 2018A 5.00%, 10/01/2027	2,000	2,228,860
Series 2018B 5.00%, 10/01/2026	10,000	11,057,400
Series 2019B 4.00%, 11/01/2036-11/01/2037	14,460	14,634,538
Village of Pingree Grove IL Special Service Area No. 7 Series 2015A 4.50%, 03/01/2025	591	605,279
5.00%, 03/01/2036	2,323	2,379,913
Series 2015B 6.00%, 03/01/2036	720	751,097

		111,961,334

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana – 1.7%
Indiana Finance Authority (CWA Authority, Inc.) Series 2014A 5.00%, 10/01/2032-10/01/2034	$12,320	$14,262,655
Indiana Finance Authority (Ohio River Bridges) Series 2013A 5.00%, 07/01/2044	1,930	2,058,982
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	1,085	1,117,810
Series 2020A 3.00%, 11/01/2030	1,295	1,334,161
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	3,720	3,578,900
Indianapolis Local Public Improvement Bond Bank (Marion County Capital Improvement Board) Series 2011K 5.00%, 06/01/2027	6,840	6,972,970

		29,325,478

Iowa – 0.8%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	2,505	2,722,685
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2020A 5.00%, 08/01/2040	4,000	5,352,080
Xenia Rural Water District Series 2016 5.00%, 12/01/2031-12/01/2041	5,375	6,257,691

		14,332,456

Kentucky – 1.0%
County of Trimble KY (Louisville Gas and Electric Co.) 1.30%, 09/01/2044	1,500	1,518,195
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017A 5.00%, 12/01/2047	2,635	2,793,706

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) 5.25%, 06/01/2050	$3,015	$3,260,813
Kentucky Public Energy Authority (BP PLC) Series 2020A 4.00%, 12/01/2050	3,000	3,496,410
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030-10/01/2033	5,000	6,011,223

		17,080,347

Louisiana – 1.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033-10/01/2044	7,290	8,722,354
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2034 (Pre-refunded/ETM)	20	24,799
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2016 5.00%, 05/15/2034	1,730	2,046,348
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040-10/01/2040(a)	1,030	1,239,584
Parish of St. John the Baptist LA (Marathon Oil Corp.) 2.00%, 06/01/2037	480	484,810
2.10%, 06/01/2037	600	609,978
2.20%, 06/01/2037	365	372,326
State of Louisiana Gasoline & Fuels Tax Revenue Series 2017C 5.00%, 05/01/2035-05/01/2036	9,120	11,239,057

		24,739,256

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maine – 0.3%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 07/01/2033	$4,560	$5,095,207

Maryland – 0.3%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017A 5.00%, 06/01/2035	1,035	1,185,003
Maryland Health & Higher Educational Facilities Authority (Peninsula Regional Health System Obligated Group) 4.00%, 07/01/2036-07/01/2037	665	783,422
5.00%, 07/01/2046	2,960	3,709,916

		5,678,341

Massachusetts – 1.5%
Massachusetts Development Finance Agency (Emerson College) 5.00%, 01/01/2048	1,180	1,351,902
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016A 5.00%, 07/15/2040	6,000	9,161,460
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,789,735
Series 2017L 5.00%, 07/01/2044	5,000	5,837,800
University of Massachusetts Building Authority (University of Massachusetts) Series 20201 5.00%, 11/01/2050	5,000	6,358,200

		25,499,097

Michigan – 2.0%
City of Detroit MI 5.00%, 04/01/2021-04/01/2036	1,835	1,928,021
Detroit City School District Series 2012A 5.00%, 05/01/2027-05/01/2030	7,965	8,468,586

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) 5.00%, 05/15/2055	$2,000	$2,115,720
Michigan Finance Authority Series 2014 5.00%, 06/01/2034 (Pre-refunded/ETM)	2,000	2,316,160
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014D4 5.00%, 07/01/2034	11,225	12,784,153
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020B 5.00%, 06/01/2049	2,500	2,996,000
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 07/01/2033	2,485	2,708,675
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030(d)	2,000	1,374,620

		34,691,935

Minnesota – 0.4%
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 20102A 6.00%, 12/01/2040	3,000	3,083,520
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL 0.135%, 08/01/2028(e)	1,850	1,796,812
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015A 5.00%, 11/15/2040 (Pre-refunded/ETM)	1,000	1,226,460
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 20158 5.00%, 12/01/2030	1,000	1,177,590

		7,284,382

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Missouri – 0.8%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 5.00%, 02/01/2042	$2,695	$2,975,442
Series 2019I 4.00%, 02/01/2042-02/01/2048	5,865	6,083,923
5.00%, 02/01/2048	400	458,148
Howard Bend Levee District XLCA 5.75%, 03/01/2025-03/01/2027	365	413,622
Joplin Industrial Development Authority (Freeman Health System Obligated Group) Series 2015 5.00%, 02/15/2035	1,485	1,638,222
Kansas City Industrial Development Authority 5.00%, 07/01/2040(a)	485	470,528
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2046(f)	2,210	774,605

		12,814,490

Nebraska – 0.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017A 5.00%, 09/01/2028	2,620	3,321,191
Omaha Public Power District Series 2014A 5.00%, 02/01/2032	2,775	3,150,624

		6,471,815

Nevada – 1.3%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2042	1,965	2,272,601
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(a)	3,000	430,860
Clark County School District AGM Series 2019B 3.00%, 06/15/2036-06/15/2037	11,030	11,941,307

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Clark Department of Aviation (Las Vegas-McCarran International Airport) Series 2012B 5.00%, 07/01/2029	$6,070	$6,459,087
State of Nevada Department of Business & Industry 0.50%, 01/01/2050 (Pre-refunded/ETM)(a)	1,000	1,000,460

		22,104,315

New Hampshire – 0.2%
New Hampshire Business Finance Authority National Finance Authority Series 20201 4.125%, 01/20/2034	3,575	3,956,187

New Jersey – 5.4%
City of Ocean City NJ 2.25%, 09/15/2032	1,240	1,284,826
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025	2,055	2,278,194
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2016B 5.50%, 06/15/2030	5,840	6,978,625
Series 2017D 5.00%, 06/15/2034-06/15/2035	3,560	4,114,227
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,320	3,681,780
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,692,150
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027-06/15/2029	7,175	8,418,023

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/2033-12/15/2035	$2,640	$3,137,972
New Jersey Turnpike Authority Series 2014A 5.00%, 01/01/2033	4,750	5,391,820
Series 2015E 5.00%, 01/01/2033	11,000	12,710,940
Series 2016A 5.00%, 01/01/2033	8,500	10,055,330
Series 2017A 5.00%, 01/01/2034	5,000	6,085,650
State of New Jersey 4.00%, 06/01/2030	4,500	5,437,440
Tobacco Settlement Financing Corp./NJ Series 2018B 5.00%, 06/01/2046	10,840	12,482,260
Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/2031	4,340	4,531,872

		92,281,109

New York – 16.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2015 5.50%, 09/01/2045(a)	7,315	7,893,690
City of New York NY Series 2012G 5.00%, 04/01/2029	9,550	10,117,366
Series 2019B 4.00%, 10/01/2037-10/01/2040	9,480	11,152,728
Series 2020A 5.00%, 08/01/2030	11,000	14,797,310
Series 2020B 5.00%, 11/01/2026	10,500	13,176,450
Metropolitan Transportation Authority 4.00%, 11/15/2026	1,000	1,075,580
5.00%, 11/15/2027	1,000	1,146,260
Series 2012F 5.00%, 11/15/2027	1,680	1,757,582
Series 2013B 5.00%, 11/15/2032 (Pre-refunded/ETM)	5,000	5,586,950

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2013E 5.00%, 11/15/2032	$5,000	$5,302,300
Series 2016A 4.00%, 11/15/2025	1,000	1,063,230
Series 2016D 5.00%, 11/15/2027-11/15/2031	6,000	6,702,850
Series 2017B 5.00%, 11/15/2024	1,755	1,914,986
Series 2017C 5.00%, 11/15/2023-11/15/2033	8,085	9,032,724
Series 2018B 5.00%, 11/15/2026	1,000	1,130,380
Series 2020D 5.00%, 11/15/2043	1,000	1,159,770
New York City Municipal Water Finance Authority Series 2014D 5.00%, 06/15/2035	4,000	4,581,920
Series 2019C 4.00%, 06/15/2039	5,740	6,912,682
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018S 5.00%, 07/15/2036	14,800	18,549,432
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/2030	15,015	16,294,728
Series 2014B-1 5.00%, 08/01/2032	4,000	4,622,880
Series 2014D-1 5.00%, 02/01/2034	5,000	5,657,150
Series 2016B 5.00%, 08/01/2032	10,000	12,193,000
Series 2017 5.00%, 02/01/2036	2,500	3,064,250
New York Liberty Development Corp. (4 World Trade Center LLC) Series 2011 5.00%, 11/15/2031	2,775	2,882,948
New York State Dormitory Authority Series 2012D 5.00%, 02/15/2029 (Pre-refunded/ETM)	705	745,016

104 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012D 5.00%, 02/15/2029	$4,255	$4,484,174
Series 2015E 5.00%, 03/15/2034	11,000	13,121,900
5.25%, 03/15/2033	2,000	2,424,880
Series 2020D 4.00%, 02/15/2036-02/15/2047	16,000	18,953,660
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2016A 5.00%, 10/01/2046	11,030	17,880,071
Series 2018A 5.00%, 10/01/2048	5,000	8,239,600
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) 2.75%, 09/01/2050	2,000	2,038,300
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016A 5.00%, 01/01/2034	2,070	2,447,920
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013A 5.00%, 03/15/2043	5,000	5,444,050
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 10/01/2030-01/01/2036	12,790	14,263,222
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018A 4.75%, 11/01/2042(a)	3,235	3,322,604
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2030-09/01/2031	13,750	15,745,900
Triborough Bridge & Tunnel Authority Series 2020A 5.00%, 11/15/2054	2,000	2,552,820

		279,433,263

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.3%
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2030	$5,000	$5,850,450

Ohio – 4.2%
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	24,440	27,464,450
City of Akron OH (City of Akron OH Income Tax) Series 2012A 5.00%, 12/01/2031	2,345	2,492,571
City of Akron OH Income Tax Revenue Series 2014 5.00%, 12/01/2033 (Pre-refunded/ETM)	4,250	4,555,490
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) 4.00%, 12/01/2040	4,490	5,211,229
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	8,000	9,148,720
County of Hamilton OH (UC Health Obligated Group) 5.00%, 09/15/2050	3,045	3,636,004
Franklin County Convention Facilities Authority Series 2014 5.00%, 12/01/2031 (Pre-refunded/ETM)	3,855	4,572,685
Kent State University Series 2012A 5.00%, 05/01/2029 (Pre-refunded/ETM)	2,000	2,135,760
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	1,985	1,999,887
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	1,035	1,042,763
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020A 5.00%, 12/01/2038	1,095	1,464,814

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	$1,090	$1,098,175
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/2021	6,730	7,110,716

		71,933,264

Oklahoma – 0.1%
Oklahoma Development Finance Authority (Gilcrease Expressway West) 1.625%, 07/06/2023	785	783,815
Tulsa Airports Improvement Trust BAM Series 2015A 5.00%, 06/01/2035	1,000	1,118,540

		1,902,355

Oregon – 0.9%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020A 4.00%, 08/15/2050	5,000	5,670,750
Port of Portland OR Airport Revenue 5.00%, 07/01/2049	5,000	6,016,000
Tri-County Metropolitan Transportation District of Oregon Series 2011A 5.00%, 10/01/2027 (Pre-refunded/ETM)	3,000	3,118,650

		14,805,400

Other – 0.4%
Federal Home Loan Mortgage Corp. 2.65%, 06/15/2036(a)	5,585	6,193,821

Pennsylvania – 3.4%
Bensalem Township School District Series 2013 5.00%, 06/01/2030 (Pre-refunded/ETM)	5,000	5,710,350
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038-10/01/2043	7,350	7,548,294

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Philadelphia PA Water & Wastewater Revenue Series 2019B 5.00%, 11/01/2049	$1,000	$1,260,130
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) 4.00%, 07/01/2037-07/01/2038	1,285	1,499,276
Cumberland County Municipal Authority (Penn State Health Obligated Group) 3.00%, 11/01/2038	1,875	1,992,713
4.00%, 11/01/2036	335	392,543
Geisinger Authority (Geisinger Health System Obligated Group) 4.00%, 04/01/2039	3,820	4,495,338
5.00%, 04/01/2043	6,250	8,164,437
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) 5.00%, 11/15/2045	440	514,096
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	5,375	5,574,574
Pennsylvania Turnpike Commission Series 2019A 5.00%, 12/01/2038	2,655	3,342,087
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018B 5.00%, 12/01/2038-12/01/2039	4,500	5,548,155
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 06/01/2040	3,100	3,123,405
State Public School Building Authority Series 2012 5.00%, 04/01/2030 (Pre-refunded/ETM)	2,500	2,657,975
5.00%, 04/01/2031 (Pre-refunded/ETM)	4,000	4,252,760
Township of Lower Paxton PA Series 2014 5.00%, 04/01/2031 (Pre-refunded/ETM)	1,685	1,950,893

		58,027,026

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.3%
Commonwealth of Puerto Rico AGC Series 2001A 5.50%, 07/01/2029	$100	$117,496
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	1,895	2,215,463
NATL Series 2007V 5.25%, 07/01/2035	100	106,070
Puerto Rico Highway & Transportation Authority
AGC Series 2005L 5.25%, 07/01/2041	1,470	1,747,448
AGC Series 2007C 5.50%, 07/01/2031	190	226,341
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	3,930	4,646,356
NATL Series 2005L 5.25%, 07/01/2035	215	227,206
NATL Series 2007N 5.25%, 07/01/2032	315	333,743
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	3,940	4,068,050
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	650	688,571
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	1,595	1,327,120
Series 2019A 4.329%, 07/01/2040	1,504	1,603,956
5.00%, 07/01/2058	4,920	5,414,312

		22,722,132

South Carolina – 1.5%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) 5.00%, 12/01/2046	2,855	3,599,241

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018A 5.00%, 05/01/2048	$1,000	$1,168,280
South Carolina Public Service Authority Series 2016A 5.00%, 12/01/2036	4,750	5,685,038
Series 2016B 5.00%, 12/01/2036-12/01/2056	12,775	15,273,687

		25,726,246

South Dakota – 0.2%
South Dakota State Building Authority Series 2014A 5.00%, 06/01/2034 (Pre-refunded/ETM)	2,725	3,176,451

Tennessee – 1.5%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	2,785	2,773,554
5.125%, 12/01/2042(a)	1,325	1,289,781
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037-08/01/2038	840	961,682
5.00%, 08/01/2044-08/01/2049	2,430	2,908,347
Memphis-Shelby County Airport Authority Series 2020B 5.00%, 07/01/2022-07/01/2025	10,750	12,175,912
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	4,325	5,116,129

		25,225,405

Texas – 7.3%
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016A 5.00%, 02/15/2033	1,410	1,676,758

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Bexar County Hospital District Series 2018 5.00%, 02/15/2048	$9,000	$10,867,410
Board of Regents of the University of Texas System Series 2020A 5.00%, 08/15/2050	1,000	1,663,560
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2032-01/01/2034	4,250	4,942,848
Central Texas Turnpike System Series 2015C 5.00%, 08/15/2034	10,000	11,383,500
City of El Paso TX Water & Sewer Revenue Series 2014 5.00%, 03/01/2030	1,000	1,147,340
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	2,500	2,711,225
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	505	529,730
Series 2015B 5.00%, 07/15/2030	4,650	4,888,219
Series 2018 5.00%, 07/15/2028	1,300	1,425,983
City of Houston TX Combined Utility System Revenue Series 2020A 5.00%, 11/15/2032-11/15/2033	1,515	2,076,466
Grand Parkway Transportation Corp. Series 2018A 5.00%, 10/01/2035-10/01/2036	17,860	22,663,432
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2044	1,785	2,063,460
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	4,500	4,778,100

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) 7.25%, 12/01/2053	$1,000	$878,620
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2055	425	436,926
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	3,330	3,697,232
North Texas Tollway Authority Series 2011D 5.00%, 09/01/2030 (Pre-refunded/ETM)	7,500	7,767,450
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 01/01/2034-01/01/2035	15,585	17,993,739
Series 2015B 5.00%, 01/01/2034	1,700	1,965,166
Series 2016A 5.00%, 01/01/2036	1,000	1,186,900
AGC Zero Coupon, 01/01/2036	7,200	5,225,184
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/2022(b)(c)	2,210	1,436,500
Series 2015I 5.50%, 11/15/2045(b)(c)	1,670	1,085,500
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015A 5.00%, 11/15/2045	3,785	3,120,695
Series 2015B 5.00%, 11/15/2036	1,850	1,632,199
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	2,118	2,208,638

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014A 5.00%, 08/15/2032-08/15/2034	$3,330	$3,807,029

		125,259,809

Utah – 0.0%
Timber Lakes Water Special Service District 8.125%, 06/15/2031	35	36,077

Virginia – 0.3%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) 4.00%, 07/01/2038-07/01/2045	1,205	1,414,608
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	1,415	1,448,790
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) 5.00%, 01/01/2028	2,100	2,615,970

		5,479,368

Washington – 1.5%
Grays Harbor County Public Hospital District No. 2 5.00%, 12/15/2048	5,650	6,412,919
State of Washington 5.00%, 06/01/2035-06/01/2041(g)	3,830	5,057,085
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	7,415	8,927,957
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) 4.00%, 09/01/2045-09/01/2050	1,290	1,445,361
5.00%, 09/01/2039-09/01/2050	2,080	2,624,169

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(a)	$1,650	$1,600,962
Series 2019A 5.00%, 01/01/2055(a)	365	378,122

		26,446,575

West Virginia – 0.3%
Tobacco Settlement Finance Authority/WV 3.00%, 06/01/2035	2,340	2,350,226
4.875%, 06/01/2049	2,000	2,030,680

		4,380,906

Wisconsin – 1.6%
Wisconsin Health & Educational Facilities Authority Series 2012C 5.00%, 08/15/2032 (Pre-refunded/ETM)	2,300	2,485,909
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 2.25%, 11/01/2026	940	924,603
5.00%, 11/01/2046-11/01/2054	465	472,439
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) 4.00%, 12/15/2035-12/15/2038	1,295	1,517,672
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) 5.00%, 11/15/2041	500	588,405
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM 5.00%, 07/01/2044-07/01/2058	3,475	4,052,491
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035-01/01/2037	1,500	1,885,125
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	3,395	3,754,632
Series 2016B 5.00%, 12/01/2025	1,795	2,087,926

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (CHF – Wilmington LLC) AGM 5.00%, 07/01/2053	$3,565	$4,152,904
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 03/01/2045(a)	3,465	3,688,215
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045	1,000	1,080,000

		26,690,321

Total Long-Term Municipal Bonds (cost $1,495,998,322)		1,585,724,367

Short-Term Municipal Notes – 3.2%
New York – 0.7%
County of Erie NY 3.00%, 06/24/2021	4,100	4,159,737
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2020B 5.00%, 03/31/2021	7,640	7,762,622

		11,922,359

Texas – 2.5%
State of Texas 4.00%, 08/26/2021	41,100	42,251,211

Total Short-Term Municipal Notes (cost $54,147,122)		54,173,570

Total Municipal Obligations (cost $1,550,145,444)		1,639,897,937

	Shares
SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.04%(h)(i)(j) (cost $41,079,447)	41,079,447	41,079,447

abfunds.com	AB MUNICIPAL INCOME FUND | 115

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

U.S. Treasury Bills – 0.5%
US Treasury Bills Zero Coupon, 12/17/2020(k) (cost $7,499,450)	$7,500	$7,499,800

Total Short-Term Investments (cost $48,578,897)		48,579,247

Total Investments – 98.9% (cost $1,598,724,341)		1,688,477,184
Other assets less liabilities – 1.1%		19,613,551

Net Assets – 100.0%		$1,708,090,735

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	37,280	01/15/2028	1.230%	CPI#	Maturity	$2,017,249	$—	$2,017,249
USD	30,890	01/15/2028	0.735%	CPI#	Maturity	2,941,418	—	2,941,418
USD	11,115	01/15/2030	1.572%	CPI#	Maturity	433,733	—	433,733
USD	11,115	01/15/2030	1.587%	CPI#	Maturity	415,560	—	415,560
USD	6,965	01/15/2030	1.714%	CPI#	Maturity	163,376	—	163,376
USD	6,965	01/15/2030	1.731%	CPI#	Maturity	150,305	—	150,305

						$6,121,641	$—	$6,121,641

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	130,050	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$2,253,974	$—	$2,253,974
USD	20,080	01/15/2030	3 Month LIBOR	0.647%	Quarterly/ Semi-Annual	(235,784)	—	(235,784)

						$2,018,190	$—	$2,018,190

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	22,105	10/09/2029	1.120%	SIFMA	*	Quarterly	$(1,020,068)	$—	$(1,020,068)
Citibank, NA	USD	22,105	10/09/2029	1.125%	SIFMA	*	Quarterly	(1,030,845)	—	(1,030,845)

								$(2,050,913)	$—	$(2,050,913)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate market value of these securities amounted to $72,857,253 or 4.3% of net assets.

(b)	Non-income producing security.

(c)	Defaulted.

(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030	11/30/2005	$2,000,000	$1,374,620	0.08%

(e)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2020 and the aggregate market value of this security amounted to $1,796,812 or 0.11% of net assets.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of November 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2046	12/18/2015	$2,221,609	$774,605	0.05%

(g)	When-Issued or delayed delivery security.

(h)	Affiliated investments.

(i)	The rate shown represents the 7-day yield as of period end.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(k)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

As of November 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.3% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CFD – Community Facilities District

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NEW YORK PORTFOLIO

November 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.9%
Long-Term Municipal Bonds – 94.5%
Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	$1,270	$1,426,794

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	935	1,183,981
Series 2015A 6.625%, 09/01/2035	280	325,464

		1,509,445

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	2,385	2,461,225

Colorado – 0.2%
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	780	939,151

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	45	45,451
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2002 5.00%, 05/01/2032	565	568,870

		614,321

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2037-01/01/2059	1,020	1,223,106

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam – 2.5%
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	$1,275	$1,448,986
Series 2017 5.00%, 07/01/2034-07/01/2040	2,475	2,912,258
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2038	4,430	5,185,694
Territory of Guam 5.00%, 11/15/2031	125	135,355
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.25%, 01/01/2036	5,690	5,889,890

		15,572,183

Illinois – 0.8%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	1,710	1,872,005
Illinois Finance Authority (Illinois Institute of Technology) 4.00%, 09/01/2037-09/01/2041	215	220,420
5.00%, 09/01/2036-09/01/2038	215	239,158
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	2,520	2,815,420

		5,147,003

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	800	769,656

Kentucky – 0.0%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	105	126,424

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040-10/01/2040(a)	200	240,696

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maryland – 0.1%
City of Baltimore MD (Harbor Point Special Taxing District) 3.50%, 06/01/2039(a)	$650	$626,776
Series 2019B 3.70%, 06/01/2039(a)	200	193,936

		820,712

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	245	268,919

New York – 85.3%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	1,500	1,710,375
Series 2020 4.00%, 11/01/2045	1,000	1,037,290
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 01/01/2042	2,250	2,689,762
Build NYC Resource Corp. (City University of New York (The)) Series 2014A 5.00%, 06/01/2030-06/01/2034	2,980	3,436,819
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	2,305	2,480,111
5.50%, 11/01/2044	1,625	1,715,448
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) 5.00%, 06/01/2052(a)	500	538,860
City of New York NY Series 2016A 5.00%, 08/01/2037	5,000	5,929,800
Series 2016B 5.00%, 12/01/2034	2,000	2,410,860
Series 2016C 5.00%, 08/01/2032	5,000	5,913,000
Series 2020A 5.00%, 08/01/2025	5,000	6,045,400
County of Nassau NY Series 2016A 5.00%, 01/01/2034-01/01/2038	5,345	6,243,946
Series 2016C 5.00%, 04/01/2034-04/01/2036	10,420	12,248,020

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016B 5.00%, 07/01/2046	$4,980	$5,624,412
East Rochester Housing Authority (St. John’s Health Care Corp.) Series 2010A 5.00%, 04/20/2027	2,550	2,597,328
Hempstead Town Local Development Corp. (Hofstra University) Series 2011 5.00%, 07/01/2028	650	664,651
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034-07/01/2039	2,945	3,194,198
Hudson Yards Infrastructure Corp. Series 2017A 5.00%, 02/15/2042	5,000	5,929,450
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) 5.25%, 01/01/2024(b)	1,000	955,910
Long Island Power Authority Series 2012B 5.00%, 09/01/2027	2,500	2,692,375
Series 2014A 5.00%, 09/01/2035	1,000	1,154,370
Series 2016B 5.00%, 09/01/2030-09/01/2033	9,515	11,663,092
Series 2019A 3.00%, 09/01/2036	5,000	5,432,550
Series 2019B 1.65%, 09/01/2049	3,445	3,551,450
Metropolitan Transportation Authority Series 2012F 5.00%, 11/15/2027	7,070	7,396,493
Series 2014B 5.00%, 11/15/2044	12,000	12,789,600
Series 2017C 5.00%, 11/15/2033	5,000	5,677,650
Series 2020A 4.00%, 02/01/2022	15,000	15,233,550

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2016A 5.25%, 11/15/2034-11/15/2035	$15,740	$18,848,862
Monroe County Industrial Development Corp./NY (Rochester General Hospital (The)) Series 2017 5.00%, 12/01/2034	1,150	1,345,696
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) 4.00%, 12/01/2035-12/01/2039	5,215	5,976,458
Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) 5.00%, 01/01/2040	2,150	2,257,737
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014A 6.50%, 01/01/2032	1,590	954,000
Series 2014C 2.00%, 01/01/2049(c)(d)	572	57,249
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital) Series 2012 5.00%, 07/01/2031-07/01/2037	6,195	6,518,872
New York City Municipal Water Finance Authority Series 2013BB 5.00%, 06/15/2046	5,000	5,527,050
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015S 5.00%, 07/15/2035	5,160	6,140,297
Series 2018S 5.00%, 07/15/2043	7,000	8,620,010
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2013I 5.00%, 05/01/2032 (Pre-refunded/ETM)	5	5,552
5.00%, 05/01/2032-05/01/2033	12,495	13,775,488

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2016F 5.00%, 02/01/2032	$10,000	$12,014,200
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034-11/15/2035	15,220	17,359,738
New York Liberty Development Corp. (4 World Trade Center LLC) Series 2011 5.00%, 11/15/2031	2,225	2,311,552
New York Liberty Development Corp. (One Bryant Park LLC) 2.625%, 09/15/2069	7,780	7,927,742
2.80%, 09/15/2069	5,780	5,606,658
New York State Dormitory Authority (Barnard College) Series 2015A 4.00%, 07/01/2032	1,300	1,441,804
New York State Dormitory Authority (Catholic Health System Obligated Group) 5.00%, 07/01/2035	1,310	1,597,191
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015A 5.00%, 07/01/2031-07/01/2033	6,000	6,969,750
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032-08/01/2035	5,465	6,532,820
Series 2020 4.00%, 09/01/2037-09/01/2039	2,145	2,408,583
New York State Dormitory Authority (New School (The)) Series 2016A 5.00%, 07/01/2035-07/01/2036	5,815	6,717,663
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2018E 5.00%, 03/15/2048	5,000	6,199,700
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015A 5.00%, 05/01/2033	5,000	5,750,700

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (NYU Langone Hospitals) Series 2014 5.00%, 07/01/2031	$1,000	$1,130,300
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032-12/01/2037(a)	4,000	4,666,930
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.) Series 2006 5.00%, 11/01/2021	265	265,859
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,187,300
New York State Dormitory Authority (Rochester Institute of Technology) 5.00%, 07/01/2049	4,770	5,906,309
Series 2020A 5.00%, 07/01/2036-07/01/2040	2,380	3,014,596
New York State Dormitory Authority (Rockefeller University(The)) Series 2020A 5.00%, 07/01/2053	2,235	2,886,860
New York State Dormitory Authority (St. John’s University) Series 2015A 5.00%, 07/01/2033-07/01/2034	2,000	2,280,590
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015E 5.00%, 03/15/2034	4,000	4,771,600
Series 2017B 5.00%, 02/15/2033	12,095	15,096,737
New York State Dormitory Authority (Teachers College) Series 2012 5.00%, 07/01/2034	2,535	2,688,418
Series 2012A 5.00%, 07/01/2031	1,200	1,276,920
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.) Series 2014 2.875%, 12/01/2044(a)	3,125	3,141,062

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014 5.00%, 01/01/2031-01/01/2032	$15,000	$17,525,050
Series 2016A 5.00%, 01/01/2032	5,000	5,938,750
5.25%, 01/01/2056	2,940	3,415,751
Series 2019B 4.00%, 01/01/2037	1,575	1,834,891
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2031	1,060	1,065,141
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030-01/01/2036	16,245	18,464,814
New York Transportation Development Corp. (JFK International Air Terminal LLC) 4.00%, 12/01/2038-12/01/2042(e)	2,000	2,237,180
5.00%, 12/01/2025(e)	1,100	1,285,284
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 4.00%, 07/01/2032-07/01/2033	4,250	4,492,247
5.00%, 07/01/2034-07/01/2046	8,505	9,316,297
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018A 4.75%, 11/01/2042(a)	5,000	5,135,400
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.) Series 1994 5.75%, 03/01/2024	3,000	3,469,140
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	2,100	2,109,555
Port Authority of New York & New Jersey Series 2013178 5.00%, 12/01/2031	5,000	5,586,800
Series 2014 5.00%, 09/01/2031	5,000	5,720,000

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Port Authority of New York & New Jersey (JFK International Air Terminal LLC) NATL Series 1997 5.75%, 12/01/2022	$2,960	$2,979,151
Schenectady County Capital Resource Corp. (Trustees of Union College) Series 2017 5.00%, 01/01/2040	2,600	3,095,118
Suffolk County Economic Development Corp. Series 2011 5.00%, 07/01/2028 (Pre-refunded/ETM)	875	898,940
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 07/01/2028	5,115	5,234,231
Series 2014C 5.00%, 07/01/2031	2,500	2,801,500
Suffolk County Economic Development Corp. (Peconic Landing at Southold) 6.00%, 12/01/2040	1,000	1,000,000
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) 5.00%, 12/01/2040	1,500	1,646,190
Series 2010 5.875%, 12/01/2030	2,340	2,340,000
Syracuse Industrial Development Agency (Carousel Center Co. LP) 5.00%, 01/01/2030-01/01/2036	3,150	2,793,604
Series 2016A 5.00%, 01/01/2033-01/01/2035	3,460	3,093,770
Triborough Bridge & Tunnel Authority Series 2013C 5.00%, 11/15/2032	5,000	5,524,350
Series 2017B 5.00%, 11/15/2036	3,000	3,676,920
Series 2018 5.00%, 11/15/2043	5,000	6,165,200
Series 2020A 5.00%, 11/15/2054	3,000	3,829,230
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) 5.00%, 09/01/2035-09/01/2039	9,200	11,408,244

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Trust for Cultural Resources of The City of New York (The) (American Museum of Natural History (The)) Series 2014A 5.00%, 07/01/2033	$4,080	$4,743,694
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) 4.00%, 12/01/2033-12/01/2035	5,000	5,851,720
Trust for Cultural Resources of The City of New York (The) (Whitney Museum of American Art) Series 2011 5.00%, 07/01/2031	9,675	9,703,154
TSASC, Inc./NY 5.00%, 06/01/2045	3,350	3,527,282
Series 2017A 5.00%, 06/01/2041	10,850	12,369,651
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,446,931
5.25%, 09/15/2042-09/15/2053	875	817,639
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010B 6.00%, 11/01/2030	130	130,543
Westchester County Local Development Corp. (Kendal on Hudson) Series 2013 5.00%, 01/01/2034	1,800	1,884,294
Westchester County Local Development Corp. (Purchase Housing Corp. II) Series 2017 5.00%, 06/01/2042-06/01/2047	2,000	2,131,680
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	6,825	7,534,459
Westchester Tobacco Asset Securitization Corp. Series 2016B 5.00%, 06/01/2041	1,000	1,167,000

		533,526,418

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) 6.375%, 12/15/2043	$250	$219,120

Ohio – 1.1%
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	4,950	5,562,562
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	1,500	1,511,250

		7,073,812

Puerto Rico – 1.7%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	710	830,068
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	645	766,737
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	1,630	1,927,112
AGM Series 2007C 5.25%, 07/01/2036	100	118,419
NATL Series 2005L 5.25%, 07/01/2035	120	126,812
NATL Series 2007N 5.25%, 07/01/2032	135	143,033
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	1,715	1,770,738
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.125%, 04/01/2032	1,000	986,520

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	$340	$360,176
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	654	544,161
Series 2019A 4.329%, 07/01/2040	675	719,860
4.55%, 07/01/2040	73	78,922
5.00%, 07/01/2058	2,055	2,261,466

		10,634,024

Tennessee – 0.5%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	820	816,630
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037-08/01/2038	195	223,176
5.00%, 08/01/2044-08/01/2049	1,710	2,055,205

		3,095,011

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,455	1,544,919
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2055	100	102,806
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	1,000	1,042,590

		2,690,315

Washington – 0.1%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	245	294,990

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 01/01/2044-01/01/2055(a)	$510	$529,804

		824,794

Wisconsin – 0.3%
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2029(a)	1,685	1,827,229
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/2054	100	101,288

		1,928,517

Total Long-Term Municipal Bonds (cost $564,375,558)		591,111,646

Short-Term Municipal Notes – 1.4%
Texas – 1.4%
State of Texas 4.00%, 08/26/2021 (cost $8,478,380)	8,250	8,481,083

Total Municipal Obligations (cost $572,853,938)		599,592,729

	Shares
SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.04%(f)(g)(h) (cost $18,380,478)	18,380,478	18,380,478

Total Investments – 98.8% (cost $591,234,416)		617,973,207
Other assets less liabilities – 1.2%		7,628,117

Net Assets – 100.0%		$625,601,324

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	16,000	01/15/2028	1.230%	CPI#	Maturity	$865,772	$—	$865,772
USD	12,350	01/15/2028	0.735%	CPI#	Maturity	1,175,996	—	1,175,996
USD	4,225	01/15/2030	1.572%	CPI#	Maturity	164,869	—	164,869
USD	4,225	01/15/2030	1.587%	CPI#	Maturity	157,961	—	157,961
USD	1,765	01/15/2030	1.714%	CPI#	Maturity	41,401	—	41,401
USD	1,765	01/15/2030	1.731%	CPI#	Maturity	38,089	—	38,089

						$2,444,088	$—	$2,444,088

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	34,300	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi- Annual	$594,474	$—	$594,474
USD	20,110	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	517,489	—	517,489
USD	2,372	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	109,643	—	109,643
USD	5,328	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	259,921	—	259,921
USD	4,860	01/15/2030	3 Month LIBOR	0.647%	Quarterly/ Semi-Annual	(57,067)	—	(57,067)
USD	2,450	11/05/2050	3 Month LIBOR	1.303%	Quarterly/ Semi-Annual	22,887	—	22,887

						$1,447,347	$—	$1,447,347

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	9,395	10/09/2029	1.120%	SIFMA	*	Quarterly	$(433,546)	$—	$(433,546)
Citibank, NA	USD	9,395	10/09/2029	1.125%	SIFMA	*	Quarterly	(438,127)	—	(438,127)

								$(871,673)	$—	$(871,673)

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate market value of these securities amounted to $22,642,673 or 3.6% of net assets.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of November 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) 5.25%, 01/01/2024	11/13/2014	$1,000,826	$955,910	0.15%

(c)	Non-income producing security.

(d)	Defaulted.

(e)	When-Issued or delayed delivery security.

(f)	Affiliated investments.

(g)	The rate shown represents the 7-day yield as of period end.

(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.2% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

November 30, 2020 (unaudited)

	AB California		AB High Income Municipal
Assets
Investments in securities, at value
Unaffiliated issuers (cost $895,317,647 and $3,253,093,417, respectively)	$945,055,630		$3,370,972,093
Affiliated issuers (cost $14,191,798 and $65,905,206, respectively)	14,191,798		65,905,206
Cash collateral due from broker	4,514,679		31,295,735
Interest receivable	10,102,959		49,763,416
Receivable for capital stock sold	1,084,361		7,649,378
Receivable for variation margin on centrally cleared swaps	184,901		780,252
Affiliated dividends receivable	207		1,762
Receivable for investment securities sold	– 0	–	568,430
Other assets	– 0	–	106,146

Total assets	975,134,535		3,527,042,418

Liabilities
Payable for capital stock redeemed	1,222,946		4,896,804
Unrealized depreciation on interest rate swaps	1,170,889		1,993,853
Dividends payable	380,305		2,001,427
Advisory fee payable	324,391		1,237,916
Distribution fee payable	135,650		303,506
Transfer Agent fee payable	12,389		47,235
Directors’ fees payable	6,843		14,448
Administrative fee payable	3,334		2,338
Payable for investment securities purchased	– 0	–	36,499,342
Market value on credit default swaps (net premiums received $6,310,291)	– 0	–	17,105,236
Payable for floating rate notes issued(a)	– 0	–	221,566,009
Accrued expenses	101,714		234,353

Total liabilities	3,358,461		285,902,467

Net Assets	$971,776,074		$3,241,139,951

Composition of Net Assets
Capital stock, at par	$85,128		$275,315
Additional paid-in capital	918,505,654		3,078,636,129
Distributable earnings	53,185,292		162,228,507

	$971,776,074		$3,241,139,951

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB California Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$528,410,796	46,288,819	$11.42	*

Class C	$40,590,148	3,556,795	$11.41

Advisor Class	$402,775,130	35,282,703	$11.42

AB High Income Municipal Portfolio

Class A	$811,190,007	68,876,339	$11.78	*

Class C	$184,585,638	15,681,539	$11.77

Advisor Class	$2,243,123,090	190,567,244	$11.77

Class Z	$2,241,216	190,277.00	$11.78

*	The maximum offering price per share for Class A of AB California Portfolio and AB High Income Municipal Portfolio were $11.77 and $12.14, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB National	AB New York
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,557,644,894 and $572,853,938, respectively)	$1,647,397,737	$599,592,729
Affiliated issuers (cost $41,079,447 and $18,380,478, respectively)	41,079,447	18,380,478
Cash collateral due from broker	6,994,700	3,821,540
Interest receivable	20,463,756	7,562,328
Receivable for capital stock sold	1,662,751	553,923
Receivable for variation margin on centrally cleared swaps	302,774	125,483
Receivable for investment securities sold	36,000	1,360,000
Affiliated dividends receivable	983	596

Total assets	1,717,938,148	631,397,077

Liabilities
Payable for investment securities purchased	4,536,172	3,512,223
Unrealized depreciation on interest rate swaps	2,050,913	871,673
Payable for capital stock redeemed	1,942,734	869,099
Advisory fee payable	560,456	195,163
Dividends payable	371,087	102,109
Distribution fee payable	159,274	117,015
Transfer Agent fee payable	34,305	13,335
Directors’ fees payable	9,642	5,658
Administrative fee payable	3,343	4,060
Accrued expenses	179,487	105,418

Total liabilities	9,847,413	5,795,753

Net Assets	$1,708,090,735	$625,601,324

Composition of Net Assets
Capital stock, at par	$160,998	$61,943
Additional paid-in capital	1,637,072,089	610,865,560
Distributable earnings	70,857,648	14,673,821

	$1,708,090,735	$625,601,324

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB National Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$580,010,890	54,670,828	$10.61	*

Class C	$56,350,683	5,317,718	$10.60

Advisor Class	$1,071,729,162	101,009,083	$10.61

AB New York Portfolio

Class A	$418,048,943	41,393,356	$10.10	*

Class C	$43,262,903	4,286,353	$10.09

Advisor Class	$164,289,478	16,262,916	$10.10

*	The maximum offering price per share for Class A of AB National Portfolio and AB New York Portfolio were $10.94 and $10.41, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended November 30, 2020 (unaudited)

	AB California		AB High Income Municipal
Investment Income
Interest	$16,328,302		$65,719,446
Dividends – Affiliated issuers	6,495		34,026

Total income	16,334,797		65,753,472

Expenses
Advisory fee (see Note B)	2,104,400		7,505,390
Distribution fee – Class A	640,453		955,878
Distribution fee – Class C	209,614		990,261
Transfer agency – Class A	60,836		124,760
Transfer agency – Class C	5,081		32,797
Transfer agency – Advisor Class	45,172		341,220
Transfer agency – Class Z	– 0	–	219
Custody and accounting	87,655		121,667
Administrative	36,798		39,300
Audit and tax	27,446		31,418
Registration fees	20,020		73,862
Legal	18,519		28,744
Printing	17,441		41,021
Directors’ fees	14,714		30,304
Miscellaneous	16,984		45,231

Total expenses before interest expense	3,305,133		10,362,072
Interest expense	– 0	–	649,540

Total expenses	3,305,133		11,011,612
Less: expenses waived and reimbursed by the Adviser (see Note B)	(123,948)		(41,992)

Net expenses	3,181,185		10,969,620

Net investment income	13,153,612		54,783,852

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	6,780,528		6,294,990
Swaps	(845,866)		(796,937)
Net change in unrealized appreciation/depreciation of:
Investments	25,356,538		201,048,496
Swaps	6,171,503		25,212,062

Net gain on investment transactions	37,462,703		231,758,611

Net Increase in Net Assets from Operations	$50,616,315		$286,542,463

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB National	AB New York
Investment Income
Interest	$25,629,171	$9,829,201
Dividends – Affiliated issuers	13,105	4,454

Total income	25,642,276	9,833,655

Expenses
Advisory fee (see Note B)	3,714,711	1,395,825
Distribution fee – Class A	711,351	525,284
Distribution fee – Class C	300,095	219,594
Transfer agency – Class A	110,646	68,307
Transfer agency – Class C	12,280	7,248
Transfer agency – Advisor Class	198,488	25,362
Custody and accounting	102,940	73,490
Registration fees	74,818	20,311
Administrative	36,808	38,715
Printing	34,842	17,386
Audit and tax	27,217	27,521
Legal	21,277	16,926
Directors’ fees	20,162	12,382
Miscellaneous	21,817	20,298

Total expenses	5,387,452	2,468,649
Less: expenses waived and reimbursed by the Adviser (see Note B)	(264,523)	(172,368)

Net expenses	5,122,929	2,296,281

Net investment income	20,519,347	7,537,374

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	8,540,620	106,662
Swaps	(4,137,426)	(1,690,132)
Net change in unrealized appreciation/depreciation of:
Investments	48,175,572	21,450,724
Swaps	12,746,097	5,172,738

Net gain on investment transactions	65,324,863	25,039,992

Net Increase in Net Assets from Operations	$85,844,210	$32,577,366

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB California
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$13,153,612		$27,275,700
Net realized gain (loss) on investment transactions	5,934,662		(2,148,189)
Net change in unrealized appreciation/depreciation of investments	31,528,041		(22,702,515)

Net increase in net assets from operations	50,616,315		2,424,996
Distributions to Shareholders
Class A	(7,178,706)		(15,208,678)
Class B	– 0	–	(340)
Class C	(431,025)		(959,156)
Advisor Class	(5,803,606)		(10,839,530)
Capital Stock Transactions
Net increase	15,923,462		137,171,807

Total increase	53,126,440		112,589,099
Net Assets
Beginning of period	918,649,634		806,060,535

End of period	$971,776,074		$918,649,634

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB High Income Municipal
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$54,783,852	$114,806,248
Net realized gain on investment transactions	5,498,053	218,123
Net change in unrealized appreciation/depreciation of investments	226,260,558	(213,179,963)

Net increase (decrease) in net assets from operations	286,542,463	(98,155,592)
Distributions to Shareholders
Class A	(13,683,532)	(28,867,235)
Class C	(2,810,599)	(7,645,747)
Advisor Class	(40,045,214)	(82,676,064)
Class Z	(42,146)	(17,160)
Capital Stock Transactions
Net increase (decrease)	238,817,464	(13,678,553)

Total increase (decrease)	468,778,436	(231,040,351)
Net Assets
Beginning of period	2,772,361,515	3,003,401,866

End of period	$3,241,139,951	$2,772,361,515

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB National
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$20,519,347		$42,553,384
Net realized gain (loss) on investment transactions	4,403,194		(1,087,180)
Net change in unrealized appreciation/depreciation of investments	60,921,669		(31,305,877)

Net increase in net assets from operations	85,844,210		10,160,327
Distributions to Shareholders
Class A	(6,989,168)		(14,490,694)
Class B	– 0	–	(1,160)
Class C	(514,707)		(1,252,653)
Advisor Class	(13,806,446)		(26,543,722)
Capital Stock Transactions
Net increase	27,391,418		145,372,698

Total increase	91,925,307		113,244,796
Net Assets
Beginning of period	1,616,165,428		1,502,920,632

End of period	$1,708,090,735		$1,616,165,428

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New York
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,537,374		$17,421,656
Net realized gain (loss) on investment transactions	(1,583,470)		1,889,161
Net change in unrealized appreciation/depreciation of investments	26,623,462		(27,107,114)

Net increase (decrease) in net assets from operations	32,577,366		(7,796,297)
Distributions to Shareholders
Class A	(5,310,513)		(11,909,663)
Class B	– 0	–	(885)
Class C	(391,113)		(916,980)
Advisor Class	(2,165,645)		(4,447,095)
Capital Stock Transactions
Net increase (decrease)	(3,342,447)		1,371,843

Total increase (decrease)	21,367,648		(23,699,077)
Net Assets
Beginning of period	604,233,676		627,932,753

End of period	$625,601,324		$604,233,676

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

November 30, 2020 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of the diversified AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. The AB California Portfolio, AB National Portfolio and AB New York Portfolio offer Class A, Class C and Advisor Class shares. The AB High Income Municipal Portfolio offers Class A, Class C, Advisor Class and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Class Z shares have been authorized but currently are not being offered for AB California Portfolio, AB National Portfolio and AB New York Portfolio. Effective August 2, 2019, sales of Class B shares were suspended. On November 7, 2019, all remaining outstanding Class B shares of the Portfolios were converted to Class A shares. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using

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NOTES TO FINANCIAL STATEMENTS (continued)

market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2020:

AB California Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$920,944,145		$	– 0	–	$920,944,145
Short-Term Municipal Notes		– 0	–	24,111,485			– 0	–	24,111,485
Short-Term Investments		14,191,798		– 0	–		– 0	–	14,191,798

Total Investments in Securities		14,191,798		945,055,630			– 0	–	959,247,428
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	3,354,198			– 0	–	3,354,198	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	1,673,174			– 0	–	1,673,174	(b)

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1			Level 2		Level 3			Total
Liabilities:
Interest Rate Swaps	$	– 0	–	$(1,170,889)		$	– 0	–	$(1,170,889)

Total		$14,191,798		$948,912,113		$	– 0	–	$963,103,911

AB High Income Municipal Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$3,355,472,506		$	– 0	–	$3,355,472,506
Short-Term Investments:
Investment Companies		65,905,206		– 0	–		– 0	–	65,905,206
U.S. Treasury Bills		– 0	–	15,499,587			– 0	–	15,499,587
Liabilities:
Floating Rate Notes(c)		(220,760,000)		– 0	–		– 0	–	(220,760,000)

Total Investments in Securities		(154,854,794)		3,370,972,093			– 0	–	3,216,117,299
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	17,150,621			– 0	–	17,150,621 (b)
Centrally Cleared Interest Rate Swaps		– 0	–	48,525,437			– 0	–	48,525,437 (b)
Liabilities:
Credit Default Swaps		– 0	–	(17,105,236)			– 0	–	(17,105,236)
Interest Rate Swaps		– 0	–	(1,993,853)			– 0	–	(1,993,853)

Total		$(154,854,794)		$3,417,549,062		$	– 0	–	$3,262,694,268

AB National Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,585,724,367		$	– 0	–	$1,585,724,367
Short-Term Municipal Notes		– 0	–	54,173,570			– 0	–	54,173,570
Short-Term Investments:
Investment Companies		41,079,447		– 0	–		– 0	–	41,079,447
U.S. Treasury Bills		– 0	–	7,499,800			– 0	–	7,499,800

Total Investments in Securities		41,079,447		1,647,397,737			– 0	–	1,688,477,184

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1			Level 2		Level 3			Total
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	$	– 0	–	$6,121,641		$	– 0	–	$6,121,641	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	2,253,974			– 0	–	2,253,974	(b)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(235,784)			– 0	–	(235,784	)(b)
Interest Rate Swaps		– 0	–	(2,050,913)			– 0	–	(2,050,913)

Total		$41,079,447		$1,653,486,655		$	– 0	–	$1,694,566,102

AB New York Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$591,111,646		$	– 0	–	$591,111,646
Short-Term Municipal Notes		– 0	–	8,481,083			– 0	–	8,481,083
Short-Term Investments		18,380,478		– 0	–		– 0	–	18,380,478

Total Investments in Securities		18,380,478		599,592,729			– 0	–	617,973,207
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	2,444,088			– 0	–	2,444,088	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	1,504,414			– 0	–	1,504,414	(b)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(57,067)			– 0	–	(57,067	)(b)
Interest Rate Swaps		– 0	–	(871,673)			– 0	–	(871,673)

Total		$18,380,478		$602,612,491		$	– 0	–	$620,992,969

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

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3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolios pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Portfolio	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
AB California	.45%	.40%	.35%
AB High Income Municipal	.50%	.45%	.40%
AB National	.45%	.40%	.35%
AB New York	.45%	.40%	.35%

Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses (excluding interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses) on an annual basis (the “Expense Caps”) as follows:

	Effective January 30, 2015
Portfolio	Class A	Class B	Class C	Advisor Class	Class Z
AB California	.75%	1.50%	1.50%	.50%	N/A
AB High Income Municipal	.80%	N/A	1.55%	.55%	.55	%*
AB National	.75%	1.50%	1.50%	.50%	N/A
AB New York	.75%	1.50%	1.50%	.50%	N/A

*	Effective October 1, 2018.

This contractual agreement extends through September 30, 2021, for all Portfolios and may be extended by the Adviser for additional one year terms.

For the six months ended November 30, 2020, such reimbursements amounted to $115,428, $3,941, $248,550 and $164,754 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2020, the reimbursement for such services amounted to $36,798, $39,300, $36,808 and $38,715 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

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The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to: AB California Portfolio, $32,547; AB High Income Municipal Portfolio, $110,346; AB National Portfolio, $88,638 and AB New York Portfolio, $33,872 for the six months ended November 30, 2020.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the six months ended November 30, 2020, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A	Class C
AB California	$ – 0	–	$7,643	$6,161
AB High Income Municipal	712		25,008	7,239
AB National	– 0	–	28,946	1,891
AB New York	– 0	–	7,899	259

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2021. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2020, such waivers amounted to:

Portfolio	Amount
AB California	$8,520
AB High Income Municipal	38,051
AB National	15,973
AB New York	7,614

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A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the six months ended November 30, 2020 is as follows:

Portfolio	Market Value 5/31/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/20 (000)	Dividend Income (000)
AB California	$14,940	$149,692	$150,440	$14,192	$6
AB High Income Municipal	73,927	424,146	432,168	65,905	34
AB National	38,632	259,974	257,527	41,079	13
AB New York	8,975	68,274	58,869	18,380	4

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximate 65% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns less than 10% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

Sales under the Plan that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Portfolios’ investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Portfolios subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

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NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB California	$7,567,633
AB High Income Municipal	3,835,512
AB National	7,100,600
AB New York	4,535,319

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2020, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB California	$109,729,304	$	– 0	–	$90,518,707	$	– 0	–
AB High Income Municipal	738,452,823		– 0	–	309,306,597		– 0	–
AB National	261,461,011		– 0	–	222,696,647		30,000
AB New York	49,309,635		– 0	–	64,038,965		– 0	–

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The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Portfolio	Appreciation	(Depreciation)
AB California	$59,643,606	$(6,049,140)	$53,594,466
AB High Income Municipal	242,054,999	(71,289,063)	170,765,936
AB National	104,597,547	(8,755,786)	95,841,761
AB New York	33,751,970	(3,993,417)	29,758,553

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily

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basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios

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hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2020, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended November 30, 2020, the Portfolios held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit

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default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended November 30, 2020, the AB High Income Municipal Portfolio held credit default swaps non-hedging purposes.

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The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended November 30, 2020, the Portfolios had entered into the following derivatives:

AB California Portfolio

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/ Payable for variation margin on centrally cleared swaps	$5,027,372	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	$1,170,889

Total		$5,027,372			$1,170,889

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(845,866)	$6,171,503

Total		$(845,866)	$6,171,503

AB High Income Municipal Portfolio

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/ Payable for variation margin on centrally cleared swaps	$65,676,058	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	$1,993,853

Credit contracts				Market value on credit default swaps	17,105,236

Total		$65,676,058			$19,099,089

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(1,778,784)	$22,628,616

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	981,847	2,583,446

Total		$(796,937)	$25,212,062

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AB National Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$8,375,615	*	Receivable/Payable for variation margin on centrally cleared swaps	$235,784	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	2,050,913

Total		$8,375,615			$2,286,697

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(4,137,426)	$12,746,097

Total		$(4,137,426)	$12,746,097

AB New York Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$3,948,502	*	Receivable/Payable for variation margin on centrally cleared swaps	$57,067	*
Interest rate contracts				Unrealized depreciation on interest rate swaps	871,673

Total		$3,948,502			$928,740

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(1,690,132)	$5,172,738

Total		$(1,690,132)	$5,172,738

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2020:

AB California Portfolio
Interest Rate Swaps:
Average notional amount	$25,240,000
Inflation Swaps:
Average notional amount	$81,584,600	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$67,860,000
Centrally Cleared Inflation Swaps:
Average notional amount	$73,008,571

(a) Positions were open for four months during the period. AB High Income Municipal Portfolio
Interest Rate Swaps:
Average notional amount	$42,980,000
Inflation Swaps:
Average notional amount	$404,596,000	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$322,684,286
Centrally Cleared Inflation Swaps:
Average notional amount	$345,694,286
Credit Default Swaps:
Average notional amount of sale contracts	$59,175,000

(a) Positions were open for four months during the period. AB National Portfolio
Interest Rate Swaps:
Average notional amount	$44,210,000
Inflation Swaps:
Average notional amount	$150,813,600	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$144,172,857
Centrally Cleared Inflation Swaps:
Average notional amount	$128,302,857

(a)	Positions were open for four months during the period.

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AB New York Portfolio
Interest Rate Swaps:
Average notional amount	$18,790,000
Inflation Swaps:
Average notional amount	$63,319,200	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$65,237,143
Centrally Cleared Inflation Swaps:
Average notional amount	$50,430,143

(a)	Positions were open for four months during the period.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2020. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB California Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$1,170,889	$	– 0	–	$(940,000)	$	– 0	–	$230,889

Total	$1,170,889	$	– 0	–	$(940,000)	$	– 0	–	$230,889	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB High Income Municipal Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Citibank, NA/Citigroup Global Markets, Inc.	$3,178,124	$	– 0	–	$(2,216,000)	$(962,124)	$	– 0	–
Credit Suisse International	6,311,343		– 0	–	(548,000)	(5,763,343)		– 0	–
Goldman Sachs International	5,273,372		– 0	–	(560,000)	(4,713,372)		– 0	–
Morgan Stanley Capital Services LLC	4,336,250		– 0	–	(2,057,780)	(2,278,470)		– 0	–

Total	$19,099,089	$	– 0	–	$(5,381,780)	$(13,717,309)		$0	^

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*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB National Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*	Net Amount of Derivative Liabilities
Citibank, NA	$2,050,913	$	– 0	–	$	– 0	–	$(1,891,550)	$159,363

Total	$2,050,913	$	– 0	–	$	– 0	–	$(1,891,550)	$159,363	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New York Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$871,673	$	– 0	–	$(810,000)	$	– 0	–	$61,673

Total	$871,673	$	– 0	–	$(810,000)	$	– 0	–	$61,673	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Capital Stock

The Fund has authorized 81.2 billion shares of capital stock. The allocation is as follow:

	Allocation of Shares (In Million)
Portfolio	Class A	Class B		Class C	Advisor	Class T	Class Z	Total
AB California	6,000	– 0	–	6,000	6,050	3,000	3,000	24,050
AB High Income Municipal	3,000	3,000		3,000	3,000	3,000	3,000	18,000
AB National	6,000	– 0	–	6,000	6,100	3,000	3,000	24,100
AB New York	3,000	– 0	–	3,000	3,050	3,000	3,000	15,050

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Transactions in capital shares for each class were as follows:

	AB California Portfolio
	Shares			Amount
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020	Six Months Ended November 30, 2020 (unaudited)			Year Ended May 31, 2020

Class A
Shares sold	3,832,912		9,724,661		$43,217,558		$109,247,771

Shares issued in reinvestment of dividends	308,267		654,795		3,477,291		7,336,786

Shares converted from Class B	– 0	–	3,160		– 0	–	35,470

Shares converted from Class C	297,975		501,591		3,347,287		5,642,437

Shares redeemed	(3,306,568)		(8,772,256)		(37,090,180)		(96,601,162)

Net increase	1,132,586		2,111,951		$12,951,956		$25,661,302

Class B
Shares sold	– 0	–	36	$	– 0	–	$388

Shares issued in reinvestment of dividends	– 0	–	28		– 0	–	320

Shares converted to Class A	– 0	–	(3,160)		– 0	–	(35,470)

Net decrease	– 0	–	(3,096)	$	– 0	–	$(34,762)

Class C
Shares sold	319,391		1,214,929		$3,585,358		$13,711,989

Shares issued in reinvestment of dividends	24,095		52,344		271,624		585,968

Shares converted to Class A	(297,995)		(501,867)		(3,347,287)		(5,642,437)

Shares redeemed	(378,036)		(840,148)		(4,252,702)		(9,338,286)

Net decrease	(332,545)		(74,742)		$(3,743,007)		$(682,766)

Advisor Class
Shares sold	7,268,126		18,100,608		$81,629,039		$202,492,392

Shares issued in reinvestment of dividends	290,766		555,427		3,280,270		6,212,869

Shares redeemed	(7,037,203)		(8,795,227)		(78,194,796)		(96,477,228)

Net increase	521,689		9,860,808		$6,714,513		$112,228,033

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AB High Income Municipal Portfolio
Shares	Amount
Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020

Class A
Shares sold	8,727,279	18,307,363	$99,853,013	$212,518,913

Shares issued in reinvestment of dividends	619,763	1,232,070	7,155,389	14,324,024

Shares converted from Class C	3,208,386	2,274,405	36,878,485	26,485,476

Shares redeemed	(6,106,836)	(24,135,068)	(70,165,559)	(274,606,891)

Net increase (decrease)	6,448,592	(2,321,230)	$73,721,328	$(21,278,478)

Class C
Shares sold	838,227	2,470,275	$9,619,099	$28,939,678

Shares issued in reinvestment of dividends	150,825	401,425	1,738,470	4,665,207

Shares converted to Class A	(3,208,718)	(2,276,013)	(36,878,485)	(26,485,476)

Shares redeemed	(2,068,693)	(4,080,349)	(23,607,130)	(46,143,314)

Net decrease	(4,288,359)	(3,484,662)	$(49,128,046)	$(39,023,905)

Advisor Class
Shares sold	33,445,158	63,046,007	$383,389,025	$724,008,885

Shares issued in reinvestment of dividends	1,851,603	3,978,046	21,363,695	46,304,653

Shares redeemed	(16,627,208)	(64,759,876)	(190,516,789)	(725,618,093)

Net increase	18,669,553	2,264,177	$214,235,931	$44,695,445

Class Z
Shares sold	– 0	–	193,111	$	– 0	–	$1,957,185

Shares issued in reinvestment of dividends	541	232	6,253	2,503

Shares redeemed	(1,597)	(2,899)	(18,002)	(31,303)

Net increase (decrease)	(1,056)	190,444	$(11,749)	$1,928,385

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	AB National Portfolio
	Shares			Amount
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020	Six Months Ended November 30, 2020 (unaudited)			Year Ended May 31, 2020

Class A
Shares sold	3,073,504		9,324,794		$32,144,673		$96,116,675

Shares issued in reinvestment of dividends	394,238		809,404		4,138,902		8,421,297

Shares converted from Class B	– 0	–	15,150		– 0	–	158,093

Shares converted from Class C	989,489		1,047,536		10,361,508		10,912,982

Shares redeemed	(3,702,336)		(12,483,602)		(38,629,723)		(128,730,504)

Net increase (decrease)	754,895		(1,286,718)		$8,015,360		$(13,121,457)

Class B
Shares sold	– 0	–	120	$	– 0	–	$1,306

Shares issued in reinvestment of dividends	– 0	–	90		– 0	–	938

Shares converted to Class A	– 0	–	(15,165)		– 0	–	(158,093)

Shares redeemed	– 0	–	(480)		– 0	–	(5,057)

Net decrease	– 0	–	(15,435)	$	– 0	–	$(160,906)

Class C
Shares sold	488,049		1,088,858		$5,106,401		$11,282,364

Shares issued in reinvestment of dividends	35,317		82,789		370,054		860,088

Shares converted to Class A	(990,542)		(1,049,136)		(10,361,508)		(10,912,982)

Shares redeemed	(554,557)		(1,109,239)		(5,805,063)		(11,476,097)

Net decrease	(1,021,733)		(986,728)		$(10,690,116)		$(10,246,627)

Advisor Class
Shares sold	15,424,776		38,907,861		$161,521,640		$402,833,664

Shares issued in reinvestment of dividends	909,769		1,790,997		9,551,513		18,629,631

Shares redeemed	(13,552,916)		(24,743,150)		(141,006,979)		(252,561,607)

Net increase	2,781,629		15,955,708		$30,066,174		$168,901,688

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	AB New York Portfolio
	Shares			Amount
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020	Six Months Ended November 30, 2020 (unaudited)			Year Ended May 31, 2020

Class A
Shares sold	1,285,461		8,167,903		$12,816,943		$82,051,947

Shares issued in reinvestment of dividends	300,032		674,236		2,995,051		6,769,631

Shares converted from Class B	– 0	–	10,849		– 0	–	109,161

Shares converted from Class C	309,058		581,816		3,080,251		5,861,360

Shares redeemed	(3,268,141)		(10,500,347)		(32,474,148)		(103,414,232)

Net decrease	(1,373,590)		(1,065,543)		$(13,581,903)		$(8,622,133)

Class B
Shares sold	– 0	–	75	$	– 0	–	$752

Shares issued in reinvestment of dividends	– 0	–	81		– 0	–	835

Shares converted to Class A	– 0	–	(10,860)		– 0	–	(109,161)

Shares redeemed	– 0	–	(2)		– 0	–	0

Net decrease	– 0	–	(10,706)	$	– 0	–	$(107,574)

Class C
Shares sold	278,317		717,283		$2,772,125		$7,261,415

Shares issued in reinvestment of dividends	27,909		64,913		278,381		651,046

Shares converted to Class A	(309,267)		(582,326)		(3,080,251)		(5,861,360)

Shares redeemed	(272,249)		(793,930)		(2,712,904)		(7,901,942)

Net decrease	(275,290)		(594,060)		$(2,742,649)		$(5,850,841)

Advisor Class
Shares sold	2,491,969		6,657,178		$24,819,459		$66,658,037

Shares issued in reinvestment of dividends	116,176		230,038		1,159,967		2,307,854

Shares redeemed	(1,305,655)		(5,430,551)		(12,997,321)		(53,013,500)

Net increase	1,302,490		1,456,665		$12,982,105		$15,952,391

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of a Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline,

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sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of the municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may continue or worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investment in certain

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municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the U.S. federal income tax treatment of certain types of municipal securities.

The Portfolios invest from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the 2007-2009 recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment, including as a result of the COVID-19 pandemic. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new

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investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Very low or negative interest rates would likely magnify the risks associated with changes in interest rates. During periods of very low or negative rates, the Portfolio’s returns would likely be adversely affected.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolios’ return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’ income and distribution to shareholders. A decline in distributions would adversely affect the Portfolios’ yield. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value.

In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolios receive cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and

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can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continue to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolios also use the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the Financial Statements “Floating Rate Notes in Connection with Securities Held” for more information about tender option bond transactions.

The Portfolios may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

LIBOR Risk—The Portfolios may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank

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Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR is underway but remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Portfolios’ performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

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NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2020.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2021 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended May 31, 2020 and May 31, 2019 were as follows:

AB California Portfolio	2020	2019
Distributions paid from:
Ordinary income	$519,538	$179,407

Total taxable distributions	519,538	179,407
Tax exempt distributions	26,488,166	24,958,814

Total distributions paid	$27,007,704	$25,138,221

AB High Income Municipal Portfolio	2020	2019
Distributions paid from:
Ordinary income	$3,485,488	$4,999,462

Total taxable distributions	3,485,488	4,999,462
Tax exempt distributions	115,720,718	109,080,077

Total distributions paid	$119,206,206	$114,079,539

AB National Portfolio	2020	2019
Distributions paid from:
Ordinary income	$584,260	$583,789

Total taxable distributions	584,260	583,789
Tax exempt distributions	41,703,969	40,136,624

Total distributions paid	$42,288,229	$40,720,413

AB New York Portfolio	2020	2019
Distributions paid from:
Ordinary income	$293,658	$100,650

Total taxable distributions	293,658	100,650
Tax exempt distributions	16,980,965	16,998,400

Total distributions paid	$17,274,623	$17,099,050

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As of May 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Tax- Exempt Income		Accumulated Capital and Other Losses(a)	Unrealized Appreciation/ (Depreciation)(b)	Total Accumulated Earnings/ (Deficit)(c)
AB California	$77,529		$(5,123,007)	$21,441,130	$16,395,652
AB High Income Municipal	– 0	–	(17,046,786)	(45,259,078)	(62,305,864)
AB National	131,879		(27,208,817)	33,825,471	6,748,533
AB New York	42,624		(12,669,448)	2,737,067	(9,889,757)

(a)

At May 31, 2020, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had capital loss carryforwards for federal income tax purposes. As of May 31, 2020, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had net capital loss carryforwards of $5,123,007, $6,194,088, $27,208,817, and $12,669,448, respectively. During the current fiscal year, AB New York Portfolio utilized $2,354,265 of capital loss carryforwards to offset current year net realized gains. As of May 31, 2020, AB High Income Municipal Portfolio had a qualified late-year ordinary loss deferral of $10,852,698.

(b)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of tender options bonds.

(c)	The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of May 31, 2020, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB California	$4,891,746	$231,261
AB High Income Municipal	6,194,088	– 0	–
AB National	16,187,312	11,021,505
AB New York	12,512,785	156,663

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the

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NOTES TO FINANCIAL STATEMENTS (continued)

Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolios’ liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Portfolios’ expense ratio. At November 30, 2020, the amount of Floating Rate Notes outstanding was $221,566,009 and the related interest rate ranged from 0.15% to 0.46% for AB High Income Municipal Portfolio. At November 30, 2020, AB California Portfolio, AB National Portfolio and AB New York Portfolio did not have any Floating Rate Notes outstanding. For the six months ended November 30, 2020, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were as follows:

Portfolio	Average Amount Outstanding	Weighted Average Interest Rate*
AB High Income Municipal	$183,692,896	0.70%

*	Annualized.

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolios’ financial statements as a secured borrowing. For the six months ended November 30, 2020, AB California Portfolio engaged in such transactions.

The final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) were issued on December 10, 2013. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs, such as the Fund’s TOB transactions (as such programs were then previously or are presently structured), and (ii) continuing certain relationships with or certain services for residual interest bond programs.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class A
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.96		$ 11.21	$ 11.06	$ 11.25	$ 11.54	$ 11.27

Income From Investment Operations

Net investment income(a)(b)	.15		.33	.37	.37	.37	.39
Net realized and unrealized gain (loss) on investment transactions	.47		(.25)	.15	(.20)	(.29)	.26

Net increase in net asset value from operations	.62		.08	.52	.17	.08	.65

Less: Dividends

Dividends from net investment income	(.16)		(.33)	(.37)	(.36)	(.37)	(.38)

Net asset value, end of period	$ 11.42		$ 10.96	$ 11.21	$ 11.06	$ 11.25	$ 11.54

Total Return

Total investment return based on net asset value(c)	5.67%		.68%	4.84%	1.55%	.69%	5.88%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$528,411		$494,992	$482,499	$465,581	$489,570	$482,744

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75	%^	.75%	.75%	.76%	.75%	.76%

Expenses, before waivers/reimbursements(d)	.78	%^	.78%	.80%	.80%	.80%	.80%

Net investment income(a)	2.75	%^	2.96%	3.38%	3.28%	3.29%	3.46%

Portfolio turnover rate	10%		16%	13%	14%	16%	13%

See footnote summary on page 190-191.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class C
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.96		$ 11.21	$ 11.05	$ 11.24	$ 11.54	$ 11.27

Income From Investment Operations

Net investment income(a)(b)	.11		.25	.29	.28	.29	.31
Net realized and unrealized gain (loss) on investment transactions	.46		(.26)	.16	(.19)	(.31)	.26

Net increase (decrease) in net asset value from operations	.57		(.01)	.45	.09	(.02)	.57

Less: Dividends

Dividends from net investment income	(.12)		(.24)	(.29)	(.28)	(.28)	(.30)

Net asset value, end of period	$ 11.41		$ 10.96	$ 11.21	$ 11.05	$ 11.24	$ 11.54

Total Return

Total investment return based on net asset value(c)	5.18%		(.08)%	4.15%	.79%	(.15)%	5.09%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$40,590		$42,622	$44,421	$48,977	$56,379	$89,568

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50	%^	1.50%	1.50%	1.51%	1.50%	1.51%

Expenses, before waivers/reimbursements(d)	1.53	%^	1.53%	1.55%	1.55%	1.55%	1.56%

Net investment income(a)	2.00	%^	2.21%	2.63%	2.53%	2.54%	2.71%

Portfolio turnover rate	10%		16%	13%	14%	16%	13%

See footnote summary on page 190-191.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Advisor Class
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.96		$ 11.21	$ 11.06	$ 11.25	$ 11.54	$ 11.27

Income From Investment Operations

Net investment income(a)(b)	.17		.36	.40	.39	.40	.42
Net realized and unrealized gain (loss) on investment transactions	.46		(.26)	.15	(.19)	(.30)	.26

Net increase in net asset value from operations	.63		.10	.55	.20	.10	.68

Less: Dividends

Dividends from net investment income	(.17)		(.35)	(.40)	(.39)	(.39)	(.41)

Net asset value, end of period	$ 11.42		$ 10.96	$ 11.21	$ 11.06	$ 11.25	$ 11.54

Total Return

Total investment return based on net asset value(c)	5.80%		.93%	5.10%	1.80%	.94%	6.14%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$402,775		$381,036	$279,106	$184,599	$149,586	$112,091

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50	%^	.50%	.51%	.51%	.50%	.51%

Expenses, before waivers/reimbursements(d)	.52	%^	.53%	.55%	.55%	.55%	.55%

Net investment income(a)	2.99	%^	3.20%	3.63%	3.52%	3.54%	3.69%

Portfolio turnover rate	10%		16%	13%	14%	16%	13%

See footnote summary on page 190-191.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB High Income Municipal Portfolio
	Class A
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.90		$ 11.65	$ 11.39	$ 11.34	$ 11.67	$ 11.20

Income From Investment Operations

Net investment income(a)(b)	.20		.42	.43	.45	.45	.48
Net realized and unrealized gain (loss) on investment transactions	.89		(.74)	.30	.05	(.33)	.48

Net increase (decrease) in net asset value from operations	1.09		(.32)	.73	.50	.12	.96

Less: Dividends

Dividends from net investment income	(.21)		(.43)	(.47)	(.45)	(.45)	(.49)

Net asset value, end of period	$ 11.78		$ 10.90	$ 11.65	$ 11.39	$ 11.34	$ 11.67

Total Return

Total investment return based on net asset value(c)	10.12%		(2.97)%	6.64%	4.50%	1.13%	8.82%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$811,190		$680,380	$754,555	$755,327	$769,140	$860,490

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.84	%^	.85%	.87%	.87%	.87%	.86%

Expenses, before waivers/reimbursements(d)	.84	%^	.85%	.88%	.88%	.89%	.88%

Net investment income(a)	3.46	%^	3.59%	3.81%	3.95%	3.97%	4.23%

Portfolio turnover rate	10%		22%	23%	22%	30%	14%

See footnote summary on page 190-191.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB High Income Municipal Portfolio
	Class C
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.89		$ 11.65	$ 11.39	$ 11.33	$ 11.66	$ 11.20

Income From Investment Operations

Net investment income(a)(b)	.16		.33	.35	.36	.37	.39
Net realized and unrealized gain (loss) on investment transactions	.88		(.74)	.30	.07	(.33)	.48

Net increase (decrease) in net asset value from operations	1.04		(.41)	.65	.43	.04	.87

Less: Dividends

Dividends from net investment income	(.16)		(.35)	(.39)	(.37)	(.37)	(.41)

Net asset value, end of period	$ 11.77		$ 10.89	$ 11.65	$ 11.39	$ 11.33	$ 11.66

Total Return

Total investment return based on net asset value(c)	9.61%		(3.69)%	5.85%	3.82%	.38%	7.92%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$184,586		$217,533	$273,186	$290,311	$311,962	$343,821

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.59	%^	1.60%	1.62%	1.62%	1.62%	1.61%

Expenses, before waivers/reimbursements(d)	1.59	%^	1.60%	1.63%	1.63%	1.64%	1.63%

Net investment income(a)	2.72	%^	2.85%	3.06%	3.20%	3.22%	3.49%

Portfolio turnover rate	10%		22%	23%	22%	30%	14%

See footnote summary on page 190-191.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB High Income Municipal Portfolio
	Advisor Class
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.89		$ 11.65	$ 11.38	$ 11.33	$ 11.66	$ 11.20

Income From Investment Operations

Net investment income(a)(b)	.21		.45	.46	.48	.48	.51
Net realized and unrealized gain (loss) on investment transactions	.89		(.75)	.31	.05	(.33)	.47

Net increase (decrease) in net asset value from operations	1.10		(.30)	.77	.53	.15	.98

Less: Dividends

Dividends from net investment income	(.22)		(.46)	(.50)	(.48)	(.48)	(.52)

Net asset value, end of period	$ 11.77		$ 10.89	$ 11.65	$ 11.38	$ 11.33	$ 11.66

Total Return

Total investment return based on net asset value(c)	10.17%		(2.72)%	7.00%	4.76%	1.38%	9.00%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,243,123		$1,872,364	$1,975,651	$1,593,859	$1,400,924	$1,332,857

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.59	%^	.60%	.62%	.62%	.62%	.61%

Expenses, before waivers/reimbursements(d)	.59	%^	.60%	.63%	.63%	.64%	.63%

Net investment income(a)	3.71	%^	3.84%	4.05%	4.20%	4.22%	4.48%

Portfolio turnover rate	10%		22%	23%	22%	30%	14%

See footnote summary on page 190-191.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020	October 1, 2018(e) to May 31,
				2019

Net asset value, beginning of period	$ 10.90		$ 11.65	$ 11.27

Income From Investment Operations

Net investment income(a)(b)	.21		.43	.31

Net realized and unrealized gain (loss) on investment transactions	.89		(.71)	.42

Net increase (decrease) in net asset value from operations	1.10		(.28)	.73

Less: Dividends

Dividends from net investment income	(.22)		(.47)	(.35)

Net asset value, end of period	$ 11.78		$ 10.90	$ 11.65

Total Return

Total investment return based on net asset value(c)	10.16%		(2.60)%	6.59%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,241		$2,085	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.58	%^	.60%	.65	%^

Expenses, before waivers/reimbursements(d)	.58	%^	.61%	.65	%^

Net investment income(a)	3.73	%^	4.11%	4.11	%^

Portfolio turnover rate	10%		22%	23%

See footnote summary on page 190-191.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class A
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.20		$ 10.38	$ 10.15	$ 10.30	$ 10.51	$ 10.20

Income From Investment Operations

Net investment income(a)(b)	.12		.27	.29	.30	.31	.33
Net realized and unrealized gain (loss) on investment transactions	.42		(.19)	.23	(.15)	(.21)	.32

Net increase in net asset value from operations	.54		.08	.52	.15	.10	.65

Less: Dividends

Dividends from net investment income	(.13)		(.26)	(.29)	(.30)	(.31)	(.34)

Net asset value, end of period	$ 10.61		$ 10.20	$ 10.38	$ 10.15	$ 10.30	$ 10.51

Total Return

Total investment return based on net asset value(c)	5.31%		.80%	5.23%	1.48%	.99%	6.44%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$580,011		$549,816	$572,911	$585,549	$625,601	$657,481

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(f)	.75	%^	.75%	.75%	.75%	.75%	.75%

Expenses, before waivers/reimbursements(d)(f)	.78	%^	.78%	.79%	.80%	.80%	.80%

Net investment income(a)	2.36	%^	2.57%	2.87%	2.93%	2.99%	3.23%

Portfolio turnover rate	14%		28%	19%	18%	18%	13%

See footnote summary on page 190-191.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class C
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.19		$ 10.37	$ 10.14	$ 10.29	$ 10.50	$ 10.19

Income From Investment Operations

Net investment income(a)(b)	.08		.19	.21	.22	.23	.26
Net realized and unrealized gain (loss) on investment transactions	.42		(.18)	.24	(.15)	(.21)	.31
Contributions from Affiliates	0		0	0	0	0	.00 (g)

Net increase in net asset value from operations	.50		.01	.45	.07	.02	.57

Less: Dividends

Dividends from net investment income	(.09)		(.19)	(.22)	(.22)	(.23)	(.26)

Net asset value, end of period	$ 10.60		$ 10.19	$ 10.37	$ 10.14	$ 10.29	$ 10.50

Total Return

Total investment return based on net asset value(c)	4.91%		.05%	4.45%	.72%	.24%	5.66%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$56,351		$64,573	$75,942	$89,963	$106,240	$144,152

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(f)	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses, before waivers/reimbursements(d)(f)	1.53	%^	1.54%	1.54%	1.55%	1.55%	1.56%

Net investment income(a)	1.62	%^	1.82%	2.12%	2.19%	2.25%	2.49%

Portfolio turnover rate	14%		28%	19%	18%	18%	13%

See footnote summary on page 190-191.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Advisor Class
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.20		$ 10.38	$ 10.15	$ 10.30	$ 10.51	$ 10.21

Income From Investment Operations

Net investment income(a)(b)	.14		.29	.31	.32	.33	.36
Net realized and unrealized gain (loss) on investment transactions	.41		(.18)	.24	(.14)	(.20)	.30

Net increase in net asset value from operations	.55		.11	.55	.18	.13	.66

Less: Dividends

Dividends from net investment income	(.14)		(.29)	(.32)	(.33)	(.34)	(.36)

Net asset value, end of period	$ 10.61		$ 10.20	$ 10.38	$ 10.15	$ 10.30	$ 10.51

Total Return

Total investment return based on net asset value(c)	5.44%		1.05%	5.49%	1.73%	1.24%	6.60%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,071,729		$1,001,776	$853,908	$656,958	$496,432	$453,596

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(f)	.50	%^	.50%	.50%	.50%	.50%	.50%

Expenses, before waivers/reimbursements(d)(f)	.53	%^	.53%	.54%	.55%	.55%	.55%

Net investment income(a)	2.61	%^	2.81%	3.11%	3.18%	3.24%	3.46%

Portfolio turnover rate	14%		28%	19%	18%	18%	13%

See footnote summary on pages 190-191.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Class A
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 9.70		$ 10.05	$ 9.82	$ 10.01	$ 10.20	$ 9.92

Income From Investment Operations

Net investment income(a)(b)	.12		.26	.29	.28	.29	.30
Net realized and unrealized gain (loss) on investment transactions	.41		(.35)	.23	(.19)	(.19)	.29

Net increase (decrease) in net asset value from operations	.53		(.09)	.52	.09	.10	.59

Less: Dividends

Dividends from net investment income	(.13)		(.26)	(.29)	(.28)	(.29)	(.31)

Net asset value, end of period	$ 10.10		$ 9.70	$ 10.05	$ 9.82	$ 10.01	$ 10.20

Total Return

Total investment return based on net asset value(c)	5.45%		(.92)%	5.37%	.95%	1.00%	6.00%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$418,049		$414,853	$440,361	$428,147	$444,247	$457,414

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75	%^	.75%	.76%	.75%	.75%	.77%

Expenses, before waivers/reimbursements(d)	.81	%^	.80%	.82%	.81%	.81%	.83%

Net investment income(a)	2.42	%^	2.64%	2.92%	2.86%	2.87%	3.03%

Portfolio turnover rate	8%		23%	15%	11%	19%	16%

See footnote summary on page 190-191.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Class C
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 9.69		$ 10.04	$ 9.81	$ 10.01	$ 10.20	$ 9.92

Income From Investment Operations

Net investment income(a)(b)	.08		.19	.21	.21	.21	.23
Net realized and unrealized gain (loss) on investment transactions	.41		(.35)	.23	(.20)	(.19)	.28

Net increase (decrease) in net asset value from operations	.49		(.16)	.44	.01	.02	.51

Less: Dividends

Dividends from net investment income	(.09)		(.19)	(.21)	(.21)	(.21)	(.23)

Net asset value, end of period	$ 10.09		$ 9.69	$ 10.04	$ 9.81	$ 10.01	$ 10.20

Total Return

Total investment return based on net asset value(c)	5.06%		(1.66)%	4.59%	.09%	.25%	5.21%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,263		$44,221	$51,764	$61,179	$71,152	$83,380

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50	%^	1.50%	1.51%	1.50%	1.50%	1.52%

Expenses, before waivers/reimbursements(d)	1.56	%^	1.55%	1.57%	1.56%	1.56%	1.58%

Net investment income(a)	1.67	%^	1.89%	2.18%	2.11%	2.12%	2.28%

Portfolio turnover rate	8%		23%	15%	11%	19%	16%

See footnote summary on page 190-191.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Advisor Class
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 9.70		$ 10.05	$ 9.82	$ 10.02	$ 10.20	$ 9.93

Income From Investment Operations

Net investment income(a)(b)	.13		.29	.31	.31	.31	.33
Net realized and unrealized gain (loss) on investment transactions	.41		(.35)	.23	(.20)	(.18)	.27

Net increase (decrease) in net asset value from operations	.54		(.06)	.54	.11	.13	.60

Less: Dividends

Dividends from net investment income	(.14)		(.29)	(.31)	(.31)	(.31)	(.33)

Net asset value, end of period	$ 10.10		$ 9.70	$ 10.05	$ 9.82	$ 10.02	$ 10.20

Total Return

Total investment return based on net asset value(c)	5.58%		(.67)%	5.63%	1.20%	1.26%	6.15%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$164,289		$145,160	$135,701	$111,151	$80,905	$54,742

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50	%^	.50%	.51%	.50%	.50%	.52%

Expenses, before waivers/reimbursements(d)	.56	%^	.55%	.57%	.56%	.56%	.58%

Net investment income(a)	2.67	%^	2.89%	3.17%	3.11%	3.14%	3.25%

Portfolio turnover rate	8%		23%	15%	11%	19%	16%

See footnote summary on page 190-191.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Net of expenses waived/reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

AB California Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.78	%^	.78%	.79%	.79%	.79%	.80%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.53	%^	1.53%	1.54%	1.54%	1.54%	1.55%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.52	%^	.53%	.54%	.54%	.54%	.55%

	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

AB High Income Municipal Portfolio
Class A
Net of waivers/reimbursements	.80	%^	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	.80	%^	.80%	.81%	.81%	.82%	.82%
Class C
Net of waivers/reimbursements	1.55	%^	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.55	%^	1.55%	1.56%	1.56%	1.57%	1.57%
Advisor Class
Net of waivers/reimbursements	.55	%^	.55%	.55%	.55%	.55%	.55%
Before waivers/reimbursements	.55	%^	.55%	.55%	.56%	.57%	.57%
Class Z(e)
Net of waivers/reimbursements	.54	%^	.55%	.53%^	N/A	N/A	N/A
Before waivers/reimbursements	.54	%^	.56%	.53%^	N/A	N/A	N/A

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

AB National Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.74%	.75%
Before waivers/reimbursements	.78	%^	.78%	.79%	.80%	.80%	.80%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.49%	1.50%
Before waivers/reimbursements	1.53	%^	1.54%	1.54%	1.55%	1.55%	1.55%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.49%	.50%
Before waivers/reimbursements	.53	%^	.53%	.54%	.55%	.55%	.55%

	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

AB New York Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.81	%^	.80%	.81%	.81%	.81%	.81%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.56	%^	1.55%	1.56%	1.56%	1.56%	1.57%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.56	%^	.55%	.56%	.56%	.56%	.57%

(e)	Commencement of distribution as of October 1, 2018.

(f)

In connection with the Portfolios’ investments in affiliated underlying portfolios, the Portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolios in an amount equal to the Portfolios’ pro rata share of certain acquired fund fees and expenses, and for the period shown below, such waiver amounted to:

Year Ended May 31, 2017
AB National Portfolio	.01%

(g)	Amount is less than $.005.

^	Annualized.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith*, President and Chief Executive Officer Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Terrance T. Hults,(2) Vice President Matthew J. Norton,(2) Vice President Andrew D. Potter(2), Vice President Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Adviser’s Municipal Bond Investment Team. Messrs. Hults, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios.

*	Mr. Keith is expected to retire from the Adviser effective June 30, 2021.

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Operation and Effectiveness of the Portfolios’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolios to designate an Administrator of the Portfolios’ Liquidity Risk Management Program. The Administrator of the Portfolios’ LRMP is AllianceBernstein L.P., the Portfolios’ investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”). Another requirement of the Liquidity Rule is for the Portfolios’ Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolios’ LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2020, which covered the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolios’ compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolios will be unable to meet their redemption obligations in a timely manner. Pursuant to the LRMP, the Portfolios classify the liquidity of their portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolios’ strategy is appropriate for an open-end structure, taking into account any holdings of less liquid and illiquid assets. If the Portfolios participated in derivative transactions, the exposure from such transactions were considered in the LRMP. The Committee also performed an analysis to determine whether the Portfolios are required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolios’ reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, the Portfolios’ concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolios’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP, and there were no liquidity events that impacted the Portfolios or their ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Municipal Income Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held by video conference on November 3-5, 2020 (the “Meeting”):

•	AB California Portfolio

•	AB High Income Municipal Portfolio

•	AB National Portfolio

•	AB New York Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser,

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as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2018 and 2019 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because

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comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year period ended July 31, 2020 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and noted that it was above the median in the case of each of AB California Portfolio and AB High Income Municipal Portfolio. The directors took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

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The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds. In the case of each of AB California Portfolio, AB National Portfolio and AB New York Portfolio, the directors compared each Fund’s advisory fee rate with that for another fund advised by the Adviser utilizing similar investment strategies.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year, and the directors considered the Adviser’s expense cap for each Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded the expense ratio for each of AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio was acceptable. The directors noted that the expense ratio for AB California Portfolio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels, and that the net assets of AB High Income Municipal Portfolio were above the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at

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which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that, in the case of AB High Income Municipal Portfolio, the Fund’s breakpoint arrangements were acceptable and provide a means for sharing economies of scale, and, in the case of the other Funds, such Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

abfunds.com	AB MUNICIPAL INCOME FUND | 199

NOTES

200 | AB MUNICIPAL INCOME FUND	abfunds.com

AB MUNICIPAL INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MI-0152-1120

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 26, 2021

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 26, 2021